UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22165

ALLSTATE FINANCIAL INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3100 Sanders Road, Suite J5B Northbrook, Illinois			60062-7154
(Address of principal executive offices)			(Zip code)

Joseph P. Rath Allstate Financial Investment Trust 3100 Sanders Road, Suite J5B Northbrook, Illinois 60062-7154
(Name and address of agent for service)

Copy to:

Cathy Gonzales O’Kelly, Esq.
Vedder Price P.C.
222 N. LaSalle Street
Chicago, IL 60601

Registrant’s telephone number, including area code:		(847) 402-2532

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1:  Report to Shareholders.

SEMI-ANNUAL REPORT | February 28, 2009

Allstate Financial Investment Trust

Allstate ClearTarget 2005 Retirement Fund

Allstate ClearTarget 2010 Retirement Fund

Allstate ClearTarget 2015 Retirement Fund

Allstate ClearTarget 2020 Retirement Fund

Allstate ClearTarget 2030 Retirement Fund

Allstate ClearTarget 2040 Retirement Fund

Allstate ClearTarget 2050 Retirement Fund

Class A, Class C, Class I, Class GA, Class GC and Class GI Shares

TABLE OF CONTENTS

Information About Your Funds' Expenses	1

Portfolio Summaries:

Allstate ClearTarget 2005 Retirement Fund	4

Allstate ClearTarget 2010 Retirement Fund	5

Allstate ClearTarget 2015 Retirement Fund	6

Allstate ClearTarget 2020 Retirement Fund	7

Allstate ClearTarget 2030 Retirement Fund	8

Allstate ClearTarget 2040 Retirement Fund	9

Allstate ClearTarget 2050 Retirement Fund	10

Portfolios of Investments	11

Statements of Assets and Liabilities	18

Statements of Operations	20

Statements of Changes in Net Assets	22

Financial Highlights	26

Notes to Financial Statements	36

Other Information	47

Allstate ClearTarget Retirement Funds are mutual funds, offered by Allstate Financial Investment Trust, a registered open-end investment company, Northbrook IL and distributed by Funds Distributor LLC, Columbus, OH.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider a Fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about a Fund can be found in the Fund's prospectus. To obtain more information, please call (877) 663-3232. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

INFORMATION ABOUT YOUR FUNDS' EXPENSES

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions (for Class A, C, GA, and GC shares) and (2) ongoing costs, including management fees; distribution (12b-1) fees (for Class A, C, GA, and GC shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare those costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from September 1, 2008 through February 28, 2009, as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled, "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Each ClearTarget Retirement Fund will indirectly bear its pro rata share of the expenses incurred by the underlying portfolios in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each ClearTarget Retirement Fund will indirectly bear its pro rata share of the expenses incurred by the underlying portfolios in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges on redemptions (for Class A, C, GA and GC shares). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Allstate ClearTarget Retirement Funds

INFORMATION ABOUT YOUR FUNDS' EXPENSES (Unaudited) (continued)

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Allstate ClearTarget 2005 Retirement Fund
Class A — Actual	$1,000.00	$682.40	$5.22	1.25%
Class A — Hypothetical**	1,000.00	1,019.00	6.36	1.25
Class C — Actual	1,000.00	681.10	8.34	2.00
Class C — Hypothetical**	1,000.00	1,015.30	10.16	2.00
Class I — Actual	1,000.00	684.00	4.18	1.00
Class I — Hypothetical**	1,000.00	1,020.20	5.09	1.00
Class GA — Actual	1,000.00	683.80	5.22	1.25
Class GA — Hypothetical**	1,000.00	1,019.00	6.36	1.25
Class GC — Actual	1,000.00	680.70	8.34	2.00
Class GC — Hypothetical**	1,000.00	1,015.30	10.16	2.00
Class GI — Actual	1,000.00	684.00	4.18	1.00
Class GI — Hypothetical**	1,000.00	1,020.20	5.09	1.00
Allstate ClearTarget 2010 Retirement Fund
Class A — Actual	$1,000.00	$652.40	$5.12	1.25%
Class A — Hypothetical**	1,000.00	1,019.00	6.36	1.25
Class C — Actual	1,000.00	649.60	8.18	2.00
Class C — Hypothetical**	1,000.00	1,015.30	10.16	2.00
Class I — Actual	1,000.00	653.30	4.10	1.00
Class I — Hypothetical**	1,000.00	1,020.20	5.09	1.00
Class GA — Actual	1,000.00	655.80	5.13	1.25
Class GA — Hypothetical**	1,000.00	1,019.00	6.36	1.25
Class GC — Actual	1,000.00	649.50	8.18	2.00
Class GC — Hypothetical**	1,000.00	1,015.30	10.16	2.00
Class GI — Actual	1,000.00	653.20	4.10	1.00
Class GI — Hypothetical**	1,000.00	1,020.20	5.09	1.00
Allstate ClearTarget 2015 Retirement Fund
Class A — Actual	$1,000.00	$617.80	$5.01	1.25%
Class A — Hypothetical**	1,000.00	1,019.00	6.36	1.25
Class C — Actual	1,000.00	614.80	8.01	2.00
Class C — Hypothetical**	1,000.00	1,015.30	10.16	2.00
Class I — Actual	1,000.00	617.70	4.01	1.00
Class I — Hypothetical**	1,000.00	1,020.20	5.09	1.00
Class GA — Actual	1,000.00	617.70	5.01	1.25
Class GA — Hypothetical**	1,000.00	1,019.00	6.36	1.25
Class GC — Actual	1,000.00	614.90	8.01	2.00
Class GC — Hypothetical**	1,000.00	1,015.30	10.16	2.00
Class GI — Actual	1,000.00	617.70	4.01	1.00
Class GI — Hypothetical**	1,000.00	1,020.20	5.09	1.00

Allstate ClearTarget Retirement Funds

INFORMATION ABOUT YOUR FUNDS' EXPENSES (continued)

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Allstate ClearTarget 2020 Retirement Fund
Class A — Actual	$1,000.00	$588.50	$4.92	1.25%
Class A — Hypothetical**	1,000.00	1,019.00	6.36	1.25
Class C — Actual	1,000.00	584.50	7.86	2.00
Class C — Hypothetical**	1,000.00	1,015.30	10.16	2.00
Class I — Actual	1,000.00	587.50	3.94	1.00
Class I — Hypothetical**	1,000.00	1,020.20	5.09	1.00
Allstate ClearTarget 2030 Retirement Fund
Class A — Actual	$1,000.00	$557.10	$4.83	1.25%
Class A — Hypothetical**	1,000.00	1,019.00	6.36	1.25
Class C — Actual	1,000.00	554.90	7.71	2.00
Class C — Hypothetical**	1,000.00	1,015.30	10.16	2.00
Class I — Actual	1,000.00	557.80	3.86	1.00
Class I — Hypothetical**	1,000.00	1,020.20	5.09	1.00
Allstate ClearTarget 2040 Retirement Fund
Class A — Actual	$1,000.00	$544.40	$4.79	1.25%
Class A — Hypothetical**	1,000.00	1,019.00	6.36	1.25
Class C — Actual	1,000.00	543.30	7.65	2.00
Class C — Hypothetical**	1,000.00	1,015.30	10.16	2.00
Class I — Actual	1,000.00	546.10	3.83	1.00
Class I — Hypothetical**	1,000.00	1,020.20	5.09	1.00
Allstate ClearTarget 2050 Retirement Fund
Class A — Actual	$1,000.00	$534.90	$4.76	1.25%
Class A — Hypothetical**	1,000.00	1,019.00	6.36	1.25
Class C — Actual	1,000.00	532.70	7.60	2.00
Class C — Hypothetical**	1,000.00	1,015.30	10.16	2.00
Class I — Actual	1,000.00	535.00	3.81	1.00
Class I — Hypothetical**	1,000.00	1,020.20	5.09	1.00

*  Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six months ended February 28, 2009). Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

**  Assumes 5% return before expenses.

Allstate ClearTarget Retirement Funds

PORTFOLIO SUMMARY (Unaudited)

Allstate ClearTarget 2005 Retirement Fund

February 28, 2009

Portfolio Statistics

Net Assets ($thousand): $1,616

HOLDINGS BREAKDOWN*

*  All data is as of February 28, 2009. The Fund's holdings breakdown is expressed as a percentage of total investments and may vary over time.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

PORTFOLIO SUMMARY (continued) (Unaudited)

Allstate ClearTarget 2010 Retirement Fund

February 28, 2009

Portfolio Statistics

Net Assets ($thousand): $1,674

HOLDINGS BREAKDOWN*

*  All data is as of February 28, 2009. The Fund's holdings breakdown is expressed as a percentage of total investments and may vary over time.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

PORTFOLIO SUMMARY (continued) (Unaudited)

Allstate ClearTarget 2015 Retirement Fund

February 28, 2009

Portfolio Statistics

Net Assets ($thousand): $987

HOLDINGS BREAKDOWN*

*  All data is as of February 28, 2009. The Fund's holdings breakdown is expressed as a percentage of total investments and may vary over time.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

PORTFOLIO SUMMARY (continued) (Unaudited)

Allstate ClearTarget 2020 Retirement Fund

February 28, 2009

Portfolio Statistics

Net Assets ($thousand): $522

HOLDINGS BREAKDOWN*

*  All data is as of February 28, 2009. The Fund's holdings breakdown is expressed as a percentage of total investments and may vary over time.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

PORTFOLIO SUMMARY (continued) (Unaudited)

Allstate ClearTarget 2030 Retirement Fund

February 28, 2009

Portfolio Statistics

Net Assets ($thousand): $581

HOLDINGS BREAKDOWN*

*  All data is as of February 28, 2009. The Fund's holdings breakdown is expressed as a percentage of total investments and may vary over time.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

PORTFOLIO SUMMARY (continued) (Unaudited)

Allstate ClearTarget 2040 Retirement Fund

February 28, 2009

Portfolio Statistics

Net Assets ($thousand): $283

HOLDINGS BREAKDOWN*

*  All data is as of February 28, 2009. The Fund's holdings breakdown is expressed as a percentage of total investments and may vary over time.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

PORTFOLIO SUMMARY (continued) (Unaudited)

Allstate ClearTarget 2050 Retirement Fund

February 28, 2009

Portfolio Statistics

Net Assets ($thousand): $170

HOLDINGS BREAKDOWN*

*  All data is as of February 28, 2009. The Fund's holdings breakdown is expressed as a percentage of total investments and may vary over time.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

ALLSTATE CLEARTARGET 2005 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

February 28, 2009 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 101.9%
AllianceBernstein Global Real Estate Investment Portfolio	33,581	$153,802
AllianceBernstein High Yield Portfolio	14,304	92,402
AllianceBernstein Inflation-Protected Securities Portfolio	27,633	256,984
AllianceBernstein Intermediate Duration Bond Portfolio	29,993	270,536
AllianceBernstein International Growth Portfolio	19,067	114,781
AllianceBernstein International Value Portfolio	23,425	111,036
AllianceBernstein Short Duration Bond Portfolio	14,421	129,498
AllianceBernstein Small-Mid Cap Growth Portfolio	6,828	47,388
AllianceBernstein Small-Mid Cap Value Portfolio	8,968	46,634
Allstate Large Cap Index Fund(a)	76,053	423,618
TOTAL INVESTMENTS – 101.9% (cost $1,894,310)		1,646,679
OTHER ASSETS LESS LIABILITIES – (1.9)%		(30,603)
NET ASSETS – 100.0%		$1,616,076

(a)  Affiliated security.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

ALLSTATE CLEARTARGET 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

February 28, 2009 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 100.8%
AllianceBernstein Global Real Estate Investment Portfolio	34,939	$160,021
AllianceBernstein High Yield Portfolio	19,086	123,295
AllianceBernstein Inflation-Protected Securities Portfolio	25,029	232,772
AllianceBernstein Intermediate Duration Bond Portfolio	26,999	243,535
AllianceBernstein International Growth Portfolio	23,551	141,775
AllianceBernstein International Value Portfolio	28,841	136,708
AllianceBernstein Small-Mid Cap Growth Portfolio	9,364	64,983
AllianceBernstein Small-Mid Cap Value Portfolio	12,262	63,761
Allstate Large Cap Index Fund(a)	93,249	519,397
TOTAL INVESTMENTS – 100.8% (cost $2,029,362)		1,686,247
OTHER ASSETS LESS LIABILITIES – (0.8)%		(12,583)
NET ASSETS – 100.0%		$1,673,664

(a)  Affiliated security.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

ALLSTATE CLEARTARGET 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

February 28, 2009 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 104.7%
AllianceBernstein Global Real Estate Investment Portfolio	21,540	$98,654
AllianceBernstein High Yield Portfolio	11,869	76,676
AllianceBernstein Inflation-Protected Securities Portfolio	9,576	89,056
AllianceBernstein Intermediate Duration Bond Portfolio	14,130	127,448
AllianceBernstein International Growth Portfolio	16,435	98,938
AllianceBernstein International Value Portfolio	20,024	94,915
AllianceBernstein Small-Mid Cap Growth Portfolio	7,285	50,559
AllianceBernstein Small-Mid Cap Value Portfolio	9,498	49,389
Allstate Large Cap Index Fund(a)	62,465	347,929
TOTAL INVESTMENTS – 104.7% (cost $1,578,397)		1,033,564
OTHER ASSETS LESS LIABILITIES – (4.7)%		(46,234)
NET ASSETS – 100.0%		$987,330

(a)  Affiliated security.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

ALLSTATE CLEARTARGET 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

February 28, 2009 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 106.7%
AllianceBernstein Global Real Estate Investment Portfolio	12,021	$55,059
AllianceBernstein High Yield Portfolio	6,139	39,658
AllianceBernstein Inflation-Protected Securities Portfolio	2,001	18,609
AllianceBernstein Intermediate Duration Bond Portfolio	6,010	54,208
AllianceBernstein International Growth Portfolio	9,896	59,576
AllianceBernstein International Value Portfolio	12,551	59,492
AllianceBernstein Small-Mid Cap Growth Portfolio	4,473	31,041
AllianceBernstein Small-Mid Cap Value Portfolio	5,915	30,756
Allstate Large Cap Index Fund(a)	37,396	208,297
TOTAL INVESTMENTS – 106.7% (cost $852,763)		556,696
OTHER ASSETS LESS LIABILITIES – (6.7)%		(34,812)
NET ASSETS – 100.0%		$521,884

(a)  Affiliated security.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

ALLSTATE CLEARTARGET 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

February 28, 2009 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 107.2%
AllianceBernstein Global Real Estate Investment Portfolio	8,899	$40,758
AllianceBernstein High Yield Portfolio	3,968	25,635
AllianceBernstein Intermediate Duration Bond Portfolio	3,613	32,586
AllianceBernstein International Growth Portfolio	13,194	79,425
AllianceBernstein International Value Portfolio	16,570	78,543
AllianceBernstein Small-Mid Cap Growth Portfolio	6,187	42,936
AllianceBernstein Small-Mid Cap Value Portfolio	8,214	42,713
Allstate Large Cap Index Fund(a)	50,232	279,792
TOTAL INVESTMENTS – 107.2% (cost $1,004,885)		622,388
OTHER ASSETS LESS LIABILITIES – (7.2)%		(41,835)
NET ASSETS – 100.0%		$580,553

(a)  Affiliated security.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

ALLSTATE CLEARTARGET 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

February 28, 2009 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 110.2%
AllianceBernstein Global Real Estate Investment Portfolio	3,443	$15,769
AllianceBernstein Intermediate Duration Bond Portfolio	1,790	16,143
AllianceBernstein International Growth Portfolio	7,041	42,389
AllianceBernstein International Value Portfolio	8,890	42,136
AllianceBernstein Small-Mid Cap Growth Portfolio	3,374	23,413
AllianceBernstein Small-Mid Cap Value Portfolio	4,502	23,412
Allstate Large Cap Index Fund(a)	26,641	148,393
TOTAL INVESTMENTS – 110.2% (cost $443,038)		311,655
OTHER ASSETS LESS LIABILITIES – (10.2)%		(28,859)
NET ASSETS – 100.0%		$282,796

(a)  Affiliated security.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

ALLSTATE CLEARTARGET 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

February 28, 2009 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 115.4%
AllianceBernstein Global Real Estate Investment Portfolio	2,187	$10,015
AllianceBernstein Intermediate Duration Bond Portfolio	1,125	10,146
AllianceBernstein International Growth Portfolio	4,395	26,454
AllianceBernstein International Value Portfolio	5,603	26,560
AllianceBernstein Small-Mid Cap Growth Portfolio	2,100	14,573
AllianceBernstein Small-Mid Cap Value Portfolio	2,815	14,638
Allstate Large Cap Index Fund(a)	16,765	93,383
TOTAL INVESTMENTS – 115.4% (cost $282,327)		195,769
OTHER ASSETS LESS LIABILITIES – (15.4)%		(26,134)
NET ASSETS – 100.0%		$169,635

(a)  Affiliated security.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009 (Unaudited)

	ClearTarget 2005 Retirement Fund		ClearTarget 2010 Retirement Fund		ClearTarget 2015 Retirement Fund		ClearTarget 2020 Retirement Fund
Assets
Investments in securities:
Unaffiliated issuers, at value (costs of $1,367,831, $1,366,460, $1,030,454, $532,764, $562,139, $235,560 and $149,423, respectively)	$1,223,061		$1,166,850		$685,635		$348,399
Affiliated issuers, at value (costs of $526,479, $662,902, $547,943, $319,999, $442,746, $207,478 and $132,904, respectively)	423,618		519,397		347,929		208,297
Receivable due from Adviser	37,049		48,209		27,470		16,523
Receivable for capital stock sold	—		—		—		—
Other assets	12,548		20,798		12,531		8,088
Total Assets	1,696,276		1,755,254		1,073,565		581,307
Liabilities
Registration fee payable	26,043		26,062		25,984		14,225
Audit and tax fee payable	15,458		15,458		15,458		15,458
Transfer Agent fee payable	5,747		5,512		12,411		12,251
Printing fee payable	5,156		6,017		11,638		4,906
Custody and accounting fee payable	5,441		5,428		5,445		4,613
Administration fee payable	8,165		8,223		6,134		3,050
Legal fee payable	7,488		8,205		5,479		2,967
Trustees' fees payable	2,583		2,611		1,600		871
Payable for investment securities purchased	—		—		—		—
Distribution fee payable	394		424		273		145
Accrued expenses and other liabilities	3,725		3,650		1,813		937
Total Liabilities	80,200		81,590		86,235		59,423
Net Assets	$1,616,076		$1,673,664		$987,330		$521,884
Composition of Net Assets
Paid-in capital	$1,946,425		$2,074,587		$1,575,651		$901,210
Distributions in excess of net investment income	(731)		(1,894)		(1,534)		(962)
Accumulated net realized loss on investment transactions	(81,987)		(55,914)		(41,954)		(82,297)
Net unrealized depreciation on investments	(247,631)		(343,115)		(544,833)		(296,067)
Net Assets	$1,616,076		$1,673,664		$987,330		$521,884
Class A Net Assets	$1,364,098		$118,635		$317,882		$433,491
Shares Outstanding, unlimited shares authorized with no par value	213,741		19,783		56,179		79,888
Net Asset Value and redemption price per share	$6.38		$6.00		$5.66		$5.43
Maximum offering price per share	$6.75	*	$6.35	*	$5.99	*	$5.75 *
Class C Net Assets	$46,542		$31,631		$53,409		$62,243
Shares Outstanding, unlimited shares authorized with no par value	7,281		5,274		9,450		11,499
Net Asset Value, redemption and offering price per share	$6.39	**	$6.00	**	$5.65	**	$5.41 **
Class I Net Assets	$29,191		$27,567		$25,970		$26,150
Shares Outstanding, unlimited shares authorized with no par value	4,563		4,589		4,578		4,824
Net Asset Value, redemption and offering price per share	$6.40		$6.01		$5.67		$5.42
Class GA Net Assets	$71,013		$1,287,642		$490,043		$—
Shares Outstanding, unlimited shares authorized with no par value	11,104		213,367		86,480		—
Net Asset Value and redemption price per share	$6.40		$6.03		$5.67		$—
Maximum offering price per share	$6.77	*	$6.38	*	$6.00	*	$—
Class GC Net Assets	$76,038		$180,620		$74,053		$—
Shares Outstanding, unlimited shares authorized with no par value	11,917		30,157		13,104		—
Net Asset Value, redemption and offering price per share	$6.38	**	$5.99	**	$5.65	**	$—
Class GI Net Assets	$29,194		$27,569		$25,973		$—
Shares Outstanding, unlimited shares authorized with no par value	4,563		4,589		4,578		—
Net Asset Value, redemption and offering price per share	$6.40		$6.01		$5.67		$—

*  The maximum offering price per share reflects a sales charge of 5.50%.

**  Actual redemption price is equal to net asset value per share less any applicable sales charges of 1% on shares held less than one year.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

	ClearTarget 2030 Retirement Fund	ClearTarget 2040 Retirement Fund	ClearTarget 2050 Retirement Fund
Assets
Investments in securities:
Unaffiliated issuers, at value (costs of $1,367,831, $1,366,460, $1,030,454, $532,764, $562,139, $235,560 and $149,423, respectively)	$342,596	$163,262	$102,386
Affiliated issuers, at value (costs of $526,479, $662,902, $547,943, $319,999, $442,746, $207,478 and $132,904, respectively)	279,792	148,393	93,383
Receivable due from Adviser	22,135	26,256	16,965
Receivable for capital stock sold	—	2,033	—
Other assets	7,501	8,060	7,501
Total Assets	652,024	348,004	220,235
Liabilities
Registration fee payable	14,230	14,226	14,220
Audit and tax fee payable	15,458	15,458	15,458
Transfer Agent fee payable	20,462	17,314	9,087
Printing fee payable	8,110	6,809	3,605
Custody and accounting fee payable	4,612	4,604	4,603
Administration fee payable	3,235	2,186	1,835
Legal fee payable	3,227	1,491	988
Trustees' fees payable	960	452	283
Payable for investment securities purchased	—	1,939	—
Distribution fee payable	160	89	48
Accrued expenses and other liabilities	1,017	640	473
Total Liabilities	71,471	65,208	50,600
Net Assets	$580,553	$282,796	$169,635
Composition of Net Assets
Paid-in capital	$1,007,675	$470,872	$304,823
Distributions in excess of net investment income	(1,579)	(918)	(592)
Accumulated net realized loss on investment transactions	(43,046)	(55,775)	(48,038)
Net unrealized depreciation on investments	(382,497)	(131,383)	(86,558)
Net Assets	$580,553	$282,796	$169,635
Class A Net Assets	$489,289	$202,463	$120,090
Shares Outstanding, unlimited shares authorized with no par value	95,058	40,425	24,472
Net Asset Value and redemption price per share	$5.15	$5.01	$4.91
Maximum offering price per share	$5.45 *	$5.30 *	$5.20 *
Class C Net Assets	$66,564	$56,225	$25,896
Shares Outstanding, unlimited shares authorized with no par value	12,940	11,221	5,271
Net Asset Value, redemption and offering price per share	$5.14 **	$5.01 **	$4.91 **
Class I Net Assets	$24,700	$24,108	$23,649
Shares Outstanding, unlimited shares authorized with no par value	4,797	4,801	4,812
Net Asset Value, redemption and offering price per share	$5.15	$5.02	$4.91
Class GA Net Assets	$—	$—	$—
Shares Outstanding, unlimited shares authorized with no par value	—	—	—
Net Asset Value and redemption price per share	$—	$—	$—
Maximum offering price per share	$—	$—	$—
Class GC Net Assets	$—	$—	$—
Shares Outstanding, unlimited shares authorized with no par value	—	—	—
Net Asset Value, redemption and offering price per share	$—	$—	$—
Class GI Net Assets	$—	$—	$—
Shares Outstanding, unlimited shares authorized with no par value	—	—	—
Net Asset Value, redemption and offering price per share	$—	$—	$—

See notes to financial statements.

Allstate ClearTarget Retirement Funds

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2009 (Unaudited)

	ClearTarget 2005 Retirement Fund	ClearTarget 2010 Retirement Fund	ClearTarget 2015 Retirement Fund	ClearTarget 2020 Retirement Fund
Investment Income
Income distributions from Underlying Portfolios	$11,993	$22,113	$18,182	$7,450
Dividend income from affiliate	4,287	4,033	5,486	3,471
Total income	16,280	26,146	23,668	10,921
Expenses
Advisory fee (see Note 3)	4,133	4,599	4,630	2,550
Distribution fee — Class A	819	101	434	614
Distribution fee — Class C	438	261	270	385
Distribution fee — Class GA	93	986	682	—
Distribution fee — Class GC	439	479	401	—
Offering expense	47,914	47,844	47,844	29,606
Administration fee	36,690	39,139	40,227	20,316
Registration fees	22,643	22,627	23,275	11,646
Transfer agent fees	18,057	18,180	29,085	32,704
Custody and accounting fees	16,132	16,110	16,173	13,652
Audit and tax fees	12,039	12,039	12,039	12,039
Legal	11,399	12,541	13,641	7,549
Compliance services	7,229	7,938	9,144	4,945
Insurance	6,071	6,071	6,071	1,348
Trustees' fees	5,857	6,370	5,380	2,960
Printing	3,668	5,310	8,543	3,799
Miscellaneous	7,428	7,474	6,657	3,414
Total expenses	201,049	208,069	224,496	147,527
Less: expenses waived by the adviser (see Note 3)	(4,133)	(4,599)	(4,630)	(2,550)
Less: expenses reimbursed by the adviser (see Note 3)	(190,266)	(196,231)	(212,631)	(140,978)
Net expenses	6,650	7,239	7,235	3,999
Net investment income	9,630	18,907	16,433	6,922
Realized and Unrealized Loss on Investment Transactions
Net realized gain from Underlying Portfolio distributions	3,078	11,557	11,660	6,658
Net realized loss on investment transactions	(48,009)	(41,326)	(29,481)	(49,686)
Net realized loss on affiliated investments	(28,185)	(16,173)	(15,671)	(30,513)
Net change in unrealized appreciation/(depreciation) of investments	(128,710)	(188,424)	(320,960)	(165,826)
Net change in unrealized appreciation/(depreciation) of affiliated investments	(98,796)	(140,450)	(200,909)	(107,801)
Net loss on investment transactions	(300,622)	(374,816)	(555,361)	(347,168)
Net Decrease in Net Assets from Operations	$(290,992)	$(355,909)	$(538,928)	$(340,246)

See notes to financial statements.

Allstate ClearTarget Retirement Funds

	ClearTarget 2030 Retirement Fund	ClearTarget 2040 Retirement Fund	ClearTarget 2050 Retirement Fund
Investment Income
Income distributions from Underlying Portfolios	$5,083	$1,545	$1,081
Dividend income from affiliate	4,464	1,943	1,362
Total income	9,547	3,488	2,443
Expenses
Advisory fee (see Note 3)	2,762	1,192	807
Distribution fee — Class A	687	235	158
Distribution fee — Class C	343	306	165
Distribution fee — Class GA	—	—	—
Distribution fee — Class GC	—	—	—
Offering expense	29,606	29,606	29,606
Administration fee	21,399	13,463	11,550
Registration fees	11,450	11,454	11,448
Transfer agent fees	44,683	37,781	25,314
Custody and accounting fees	13,651	13,620	13,615
Audit and tax fees	12,039	12,039	12,039
Legal	8,301	3,318	2,092
Compliance services	5,377	2,225	1,501
Insurance	1,348	1,348	1,348
Trustees' fees	3,305	1,448	933
Printing	6,520	6,018	3,179
Miscellaneous	3,477	3,152	3,030
Total expenses	164,948	137,205	116,785
Less: expenses waived by the adviser (see Note 3)	(2,762)	(1,192)	(807)
Less: expenses reimbursed by the adviser (see Note 3)	(157,908)	(134,068)	(114,705)
Net expenses	4,278	1,945	1,273
Net investment income	5,269	1,543	1,170
Realized and Unrealized Loss on Investment Transactions
Net realized gain from Underlying Portfolio distributions	9,694	4,265	3,074
Net realized loss on investment transactions	(31,201)	(32,352)	(26,844)
Net realized loss on affiliated investments	(16,624)	(22,782)	(17,832)
Net change in unrealized appreciation/(depreciation) of investments	(200,281)	(64,186)	(40,108)
Net change in unrealized appreciation/(depreciation) of affiliated investments	(159,222)	(57,514)	(37,780)
Net loss on investment transactions	(397,634)	(172,569)	(119,490)
Net Decrease in Net Assets from Operations	$(392,365)	$(171,026)	$(118,320)

See notes to financial statements.

Allstate ClearTarget Retirement Funds

STATEMENT OF CHANGES IN NET ASSETS

	ClearTarget 2005 Retirement Fund		ClearTarget 2010 Retirement Fund
	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$9,630	$2,206	$18,907	$1,778
Net realized loss on investment transactions	(73,116)	(8,325)	(45,942)	(9,396)
Net change in unrealized appreciation/(depreciation) of investments	(227,506)	(20,125)	(328,874)	(14,241)
Net decrease in net assets from operations	(290,992)	(26,244)	(355,909)	(21,859)
Dividends and Distributions to Shareholders from:
Net investment income
Class A	(11,040)	—	(2,300)	—
Class C	(234)	—	(618)	—
Class I	(311)	—	(584)	—
Class GA	(643)	—	(17,619)	—
Class GC	(305)	—	(1,078)	—
Class GI	(311)	—	(584)	—
Net realized gain on investment transactions
Class A	(430)	—	(57)	—
Class C	(32)	—	(23)	—
Class I	(12)	—	(14)	—
Class GA	(29)	—	(431)	—
Class GC	(31)	—	(37)	—
Class GI	(12)	—	(14)	—
Capital Stock Transactions
Net increase (Note 5)	1,329,429	604,773	1,673,210	389,081
Total increase (decrease)	1,025,047	578,529	1,293,942	367,222
Net Assets
Beginning of period	591,029	12,500 (b)	379,722	12,500 (b)
End of period	$1,616,076	$591,029	$1,673,664	$379,722
Undistributed (distributions in excess of) net investment income at end of period	$(731)	$2,483	$(1,894)	$1,982

(a)  Commencement of operations was April 15, 2008.

(b)  Amount represents seed capital.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

	ClearTarget 2015 Retirement Fund		ClearTarget 2020 Retirement Fund
	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$16,433	$1,991	$6,922	$1,408
Net realized loss on investment transactions	(33,492)	(7,933)	(73,541)	(8,370)
Net change in unrealized appreciation/(depreciation) of investments	(521,869)	(22,964)	(273,627)	(22,440)
Net decrease in net assets from operations	(538,928)	(28,906)	(340,246)	(29,402)
Dividends and Distributions to Shareholders from:
Net investment income
Class A	(6,406)	—	(8,190)	—
Class C	(826)	—	(770)	—
Class I	(597)	—	(551)	—
Class GA	(10,519)	—	—	—
Class GC	(1,251)	—	—	—
Class GI	(597)	—	—	—
Net realized gain on investment transactions
Class A	(165)	—	(318)	—
Class C	(27)	—	(48)	—
Class I	(14)	—	(20)	—
Class GA	(268)	—	—	—
Class GC	(41)	—	—	—
Class GI	(14)	—	—	—
Capital Stock Transactions
Net increase (Note 5)	271,729	1,291,660	165,334	723,595
Total increase (decrease)	(287,924)	1,262,754	(184,809)	694,193
Net Assets
Beginning of period	1,275,254	12,500 (b)	706,693	12,500 (b)
End of period	$987,330	$1,275,254	$521,884	$706,693
Undistributed (distributions in excess of) net investment income at end of period	$(1,534)	$2,229	$(962)	$1,627

See notes to financial statements.

Allstate ClearTarget Retirement Funds

STATEMENT OF CHANGES IN NET ASSETS (continued)

	ClearTarget 2030 Retirement Fund		ClearTarget 2040 Retirement Fund		ClearTarget 2050 Retirement Fund
	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,269	$806	$1,543	$560	$1,170	$642
Net realized loss on investment transactions	(38,131)	(4,322)	(50,869)	(4,248)	(41,602)	(5,747)
Net change in unrealized appreciation/(depreciation) of investments	(359,503)	(22,994)	(121,700)	(9,683)	(77,888)	(8,670)
Net decrease in net assets from operations	(392,365)	(26,510)	(171,026)	(13,371)	(118,320)	(13,775)
Dividends and Distributions to Shareholders from:
Net investment income
Class A	(7,029)	—	(2,327)	—	(1,896)	—
Class C	(407)	—	(432)	—	(205)	—
Class I	(410)	—	(396)	—	(436)	—
Class GA	—	—	—	—	—	—
Class GC	—	—	—	—	—	—
Class GI	—	—	—	—	—	—
Net realized gain on investment transactions
Class A	(507)	—	(445)	—	(477)	—
Class C	(59)	—	(144)	—	(111)	—
Class I	(27)	—	(69)	—	(101)	—
Class GA	—	—	—	—	—	—
Class GC	—	—	—	—	—	—
Class GI	—	—	—	—	—	—
Capital Stock Transactions
Net increase (Note 5)	242,660	752,707	147,807	310,699	78,633	213,823
Total increase (decrease)	(158,144)	726,197	(27,032)	297,328	(42,913)	200,048
Net Assets
Beginning of period	738,697	12,500 (b)	309,828	12,500 (b)	212,548	12,500 (b)
End of period	$580,553	$738,697	$282,796	$309,828	$169,635	$212,548
Undistributed (distributions in excess of) net investment income at end of period	$(1,579)	$998	$(918)	$694	$(592)	$775

(a)  Commencement of operations was April 15, 2008.

(b)  Amount represents seed capital.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

See notes to financial statements.

Allstate ClearTarget Retirement Funds

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	ClearTarget 2005 Retirement Fund
	Class A			Class C			Class I
	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$9.44		$10.00	$9.41		$10.00	$9.45		$10.00
Income From Investment Operations
Net investment income(b)	0.03		0.03	0.17		0.07	0.19		0.09
Net realized and unrealized loss on investment transactions	(3.02)		(0.59)	(3.17)		(0.66)	(3.17)		(0.64)
Net decrease in net asset value from operations	(2.99)		(0.56)	(3.00)		(0.59)	(2.98)		(0.55)
Less: Dividends and Distributions
Dividends from net investment income	(0.07)		—	(0.02)		—	(0.07)		—
Distributions from net realized gain on investment transactions	(0.00	)(c)	—	(0.00	)(c)	—	(0.00	)(c)	—
Total dividends and distributions	(0.07)		—	(0.02)		—	(0.07)		—
Net asset value, end of period	$6.38		$9.44	$6.39		$9.41	$6.40		$9.45
Total Return
Total investment return based on net asset value(d)	(31.76)%		(5.60)%	(31.89)%		(5.90)%	(31.60)%		(5.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,364		$190	$47		$118	$29		$43
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.25%		1.25%	2.00%		2.00%	1.00%		1.00%
Expenses, before waivers/reimbursements(e)	33.09%		108.47%	60.20%		132.88%	57.85%		187.27%
Net investment income(e)	0.71%		1.07%	4.38%		2.08%	5.13%		2.61%
Portfolio turnover rate(f)	24%		48%	24%		48%	24%		48%

(a)  Commencement of operations was April 15, 2008.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	ClearTarget 2005 Retirement Fund
	Class GA			Class GC			Class GI
	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$9.44		$10.00	$9.41		$10.00	$9.45		$10.00
Income From Investment Operations
Net investment income(b)	0.18		0.06	0.15		0.03	0.19		0.09
Net realized and unrealized loss on investment transactions	(3.16)		(0.62)	(3.15)		(0.62)	(3.17)		(0.64)
Net decrease in net asset value from operations	(2.98)		(0.56)	(3.00)		(0.59)	(2.98)		(0.55)
Less: Dividends and Distributions
Dividends from net investment income	(0.06)		—	(0.03)		—	(0.07)		—
Distributions from net realized gain on investment transactions	(0.00	)(c)	—	(0.00	)(c)	—	(0.00	)(c)	—
Total dividends and distributions	(0.06)		—	(0.03)		—	(0.07)		—
Net asset value, end of period	$6.40		$9.44	$6.38		$9.41	$6.40		$9.45
Total Return
Total investment return based on net asset value(d)	(31.62)%		(5.60)%	(31.93)%		(5.90)%	(31.60)%		(5.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$71		$86	$76		$112	$29		$43
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.25%		1.25%	2.00%		2.00%	1.00%		1.00%
Expenses, before waivers/reimbursements(e)	56.31%		145.35%	58.89%		135.44%	57.85%		187.34%
Net investment income(e)	4.98%		1.91%	4.13%		1.00%	5.13%		2.61%
Portfolio turnover rate(f)	24%		48%	24%		48%	24%		48%

(a)  Commencement of operations was April 15, 2008.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	ClearTarget 2010 Retirement Fund
	Class A			Class C			Class I
	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$9.37		$10.00	$9.35		$10.00	$9.38		$10.00
Income From Investment Operations
Net investment income(b)	0.16		0.08	0.11		0.04	0.14		0.09
Net realized and unrealized loss on investment transactions	(3.40)		(0.71)	(3.38)		(0.69)	(3.38)		(0.71)
Net decrease in net asset value from operations	(3.24)		(0.63)	(3.27)		(0.65)	(3.24)		(0.62)
Less: Dividends and Distributions
Dividends from net investment income	(0.13)		—	(0.08)		—	(0.13)		—
Distributions from net realized gain on investment transactions	(0.00	)(c)	—	(0.00	)(c)	—	(0.00	)(c)	—
Total dividends and distributions	(0.13)		—	(0.08)		—	(0.13)		—
Net asset value, end of period	$6.00		$9.37	$6.00		$9.35	$6.01		$9.38
Total Return
Total investment return based on net asset value(d)	(34.76)%		(6.30)%	(35.04)%		(6.50)%	(34.67)%		(6.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$119		$48	$32		$72	$28		$42
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.25%		1.25%	2.00%		2.00%	1.00%		1.00%
Expenses, before waivers/reimbursements(e)	42.95%		200.84%	58.74%		177.70%	56.90%		209.05%
Net investment income(e)	4.55%		2.32%	2.93%		1.32%	3.76%		2.72%
Portfolio turnover rate(f)	16%		63%	16%		63%	16%		63%

(a)  Commencement of operations was April 15, 2008.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	ClearTarget 2010 Retirement Fund
	Class GA			Class GC			Class GI
	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$9.37		$10.00	$9.35		$10.00	$9.38		$10.00
Income From Investment Operations
Net investment income(b)	0.12		0.07	0.09		0.03	0.14		0.09
Net realized and unrealized loss on investment transactions	(3.33)		(0.70)	(3.36)		(0.68)	(3.38)		(0.71)
Net decrease in net asset value from operations	(3.21)		(0.63)	(3.27)		(0.65)	(3.24)		(0.62)
Less: Dividends and Distributions
Dividends from net investment income	(0.13)		—	(0.09)		—	(0.13)		—
Distributions from net realized gain on investment transactions	(0.00	)(c)	—	(0.00	)(c)	—	(0.00	)(c)	—
Total dividends and distributions	(0.13)		—	(0.09)		—	(0.13)		—
Net asset value, end of period	$6.03		$9.37	$5.99		$9.35	$6.01		$9.38
Total Return
Total investment return based on net asset value(d)	(34.42)%		(6.30)%	(35.05)%		(6.50)%	(34.68)%		(6.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,288		$62	$181		$114	$28		$42
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.25%		1.25%	2.00%		2.00%	1.00%		1.00%
Expenses, before waivers/reimbursements(e)	32.81%		191.93%	57.64%		149.59%	56.90%		209.09%
Net investment income(e)	3.53%		2.37%	2.43%		1.13%	3.76%		2.72%
Portfolio turnover rate(f)	16%		63%	16%		63%	16%		63%

(a)  Commencement of operations was April 15, 2008.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	ClearTarget 2015 Retirement Fund
	Class A			Class C			Class I
	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$9.34		$10.00	$9.33		$10.00	$9.37		$10.00
Income From Investment Operations
Net investment income(b)	0.10		0.02	0.08		0.06	0.12		0.09
Net realized and unrealized loss on investment transactions	(3.66)		(0.68)	(3.66)		(0.73)	(3.69)		(0.72)
Net decrease in net asset value from operations	(3.56)		(0.66)	(3.58)		(0.67)	(3.57)		(0.63)
Less: Dividends and Distributions
Dividends from net investment income	(0.12)		—	(0.10)		—	(0.13)		—
Distributions from net realized gain on investment transactions	(0.00	)(c)	—	(0.00	)(c)	—	(0.00	)(c)	—
Total dividends and distributions	(0.12)		—	(0.10)		—	(0.13)		—
Net asset value, end of period	$5.66		$9.34	$5.65		$9.33	$5.67		$9.37
Total Return
Total investment return based on net asset value(d)	(38.22)%		(6.60)%	(38.52)%		(6.70)%	(38.23)%		(6.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$318		$400	$53		$45	$26		$42
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.25%		1.25%	2.00%		2.00%	1.00%		1.00%
Expenses, before waivers/reimbursements(e)	41.19%		75.91%	42.36%		179.95%	40.77%		185.19%
Net investment income(e)	3.02%		0.63%	2.32%		1.69%	3.34%		2.75%
Portfolio turnover rate(f)	13%		27%	13%		27%	13%		27%

(a)  Commencement of operations was April 15, 2008.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	ClearTarget 2015 Retirement Fund
	Class GA			Class GC			Class GI
	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$9.36		$10.00	$9.33		$10.00	$9.37		$10.00
Income From Investment Operations
Net investment income(b)	0.11		0.02	0.08		0.04	0.12		0.09
Net realized and unrealized loss on investment transactions	(3.67)		(0.66)	(3.66)		(0.71)	(3.69)		(0.72)
Net decrease in net asset value from operations	(3.56)		(0.64)	(3.58)		(0.67)	(3.57)		(0.63)
Less: Dividends and Distributions
Dividends from net investment income	(0.13)		—	(0.10)		—	(0.13)		—
Distributions from net realized gain on investment transactions	(0.00	)(c)	—	(0.00	)(c)	—	(0.00	)(c)	—
Total dividends and distributions	(0.13)		—	(0.10)		—	(0.13)		—
Net asset value, end of period	$5.67		$9.36	$5.65		$9.33	$5.67		$9.37
Total Return
Total investment return based on net asset value(d)	(38.23)%		(6.40)%	(38.51)%		(6.70)%	(38.23)%		(6.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$490		$674	$74		$72	$26		$42
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.25%		1.25%	2.00%		2.00%	1.00%		1.00%
Expenses, before waivers/reimbursements(e)	41.02%		62.36%	42.22%		150.58%	40.77%		185.26%
Net investment income(e)	3.15%		0.64%	2.35%		1.22%	3.34%		2.74%
Portfolio turnover rate(f)	13%		27%	13%		27%	13%		27%

(a)  Commencement of operations was April 15, 2008.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	ClearTarget 2020 Retirement Fund
	Class A			Class C			Class I
	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)		April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$9.39		$10.00	$9.36		$10.00	$9.40		$10.00
Income From Investment Operations
Net investment income(b)	0.08		0.02	0.06		0.05	0.09		0.08
Net realized and unrealized loss on investment transactions	(3.93)		(0.63)	(3.94)		(0.69)	(3.95)		(0.68)
Net decrease in net asset value from operations	(3.85)		(0.61)	(3.88)		(0.64)	(3.86)		(0.60)
Less: Dividends and Distributions
Dividends from net investment income	(0.11)		—	(0.07)		—	(0.12)		—
Distributions from net realized gain on investment transactions	(0.00	)(c)	—	(0.00	)(c)	—	(0.00	)(c)	—
Total dividends and distributions	(0.11)		—	(0.07)		—	(0.12)		—
Net asset value, end of period	$5.43		$9.39	$5.41		$9.36	$5.42		$9.40
Total Return
Total investment return based on net asset value(d)	(41.15)%		(6.10)%	(41.55)%		(6.40)%	(41.25)%		(6.00)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$433		$557	$62		$105	$26		$45
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.25%		1.25%	2.00%		2.00%	1.00%		1.00%
Expenses, before waivers/reimbursements(e)	49.08%		85.84%	49.86%		122.16%	48.83%		149.86%
Net investment income(e)	2.37%		0.74%	1.71%		1.35%	2.71%		2.31%
Portfolio turnover rate(f)	28%		36%	28%		36%	28%		36%

(a)  Commencement of operations was April 15, 2008.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	ClearTarget 2030 Retirement Fund
	Class A		Class C		Class I
	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$9.37	$10.00	$9.33	$10.00	$9.37	$10.00
Income From Investment Operations
Net investment income(b)	0.06	0.01	0.03	0.01	0.07	0.07
Net realized and unrealized loss on investment transactions	(4.19)	(0.64)	(4.17)	(0.68)	(4.19)	(0.70)
Net decrease in net asset value from operations	(4.13)	(0.63)	(4.14)	(0.67)	(4.12)	(0.63)
Less: Dividends and Distributions
Dividends from net investment income	(0.08)	—	(0.04)	—	(0.09)	—
Distributions from net realized gain on investment transactions	(0.01)	—	(0.01)	—	(0.01)	—
Total dividends and distributions	(0.09)	—	(0.05)	—	(0.10)	—
Net asset value, end of period	$5.15	$9.37	$5.14	$9.33	$5.15	$9.37
Total Return
Total investment return based on net asset value(c)	(44.29)%	(6.30)%	(44.51)%	(6.70)%	(44.22)%	(6.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$489	$602	$67	$92	$25	$44
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	1.25%	2.00%	2.00%	1.00%	1.00%
Expenses, before waivers/reimbursements(d)	50.76%	96.26%	51.14%	130.67%	50.17%	157.95%
Net investment income(d)	1.69%	0.45%	0.92%	0.40%	1.99%	2.00%
Portfolio turnover rate(e)	12%	26%	12%	26%	12%	26%

(a)  Commencement of operations was April 15, 2008.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	ClearTarget 2040 Retirement Fund
	Class A		Class C		Class I
	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$9.34	$10.00	$9.31	$10.00	$9.34	$10.00
Income From Investment Operations
Net investment income(b)	0.04	0.02	0.02	0.01	0.06	0.06
Net realized and unrealized loss on investment transactions	(4.28)	(0.68)	(4.27)	(0.70)	(4.29)	(0.72)
Net decrease in net asset value from operations	(4.24)	(0.66)	(4.25)	(0.69)	(4.23)	(0.66)
Less: Dividends and Distributions
Dividends from net investment income	(0.08)	—	(0.04)	—	(0.08)	—
Distributions from net realized gain on investment transactions	(0.01)	—	(0.01)	—	(0.01)	—
Total dividends and distributions	(0.09)	—	(0.05)	—	(0.09)	—
Net asset value, end of period	$5.01	$9.34	$5.01	$9.31	$5.02	$9.34
Total Return
Total investment return based on net asset value(c)	(45.56)%	(6.60)%	(45.67)%	(6.90)%	(45.39)%	(6.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$202	$194	$56	$72	$24	$44
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	1.25%	2.00%	2.00%	1.00%	1.00%
Expenses, before waivers/reimbursements(d)	98.20%	179.88%	97.74%	188.06%	95.94%	200.05%
Net investment income(d)	1.18%	0.71%	0.55%	0.30%	1.69%	1.78%
Portfolio turnover rate(e)	35%	52%	35%	52%	35%	52%

(a)  Commencement of operations was April 15, 2008.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	ClearTarget 2050 Retirement Fund
	Class A		Class C		Class I
	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$9.34	$10.00	$9.31	$10.00	$9.35	$10.00
Income From Investment Operations
Net investment income(b)	0.04	0.03	0.02	0.03	0.05	0.06
Net realized and unrealized loss on investment transactions	(4.37)	(0.69)	(4.36)	(0.72)	(4.38)	(0.71)
Net decrease in net asset value from operations	(4.33)	(0.66)	(4.34)	(0.69)	(4.33)	(0.65)
Less: Dividends and Distributions
Dividends from net investment income	(0.08)	—	(0.04)	—	(0.09)	—
Distributions from net realized gain on investment transactions	(0.02)	—	(0.02)	—	(0.02)	—
Total dividends and distributions	(0.10)	—	(0.06)	—	(0.11)	—
Net asset value, end of period	$4.91	$9.34	$4.91	$9.31	$4.91	$9.35
Total Return
Total investment return based on net asset value(c)	(46.51)%	(6.60)%	(46.73)%	(6.90)%	(46.50)%	(6.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$120	$124	$26	$44	$24	$44
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.25%	1.25%	2.00%	2.00%	1.00%	1.00%
Expenses, before waivers/reimbursements(d)	123.06%	185.47%	123.36%	210.81%	122.01%	209.75%
Net investment income(d)	1.27%	0.79%	0.67%	0.82%	1.68%	1.81%
Portfolio turnover rate(e)	38%	69%	38%	69%	38%	69%

(a)  Commencement of operations was April 15, 2008.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

Allstate ClearTarget Retirement Funds

ALLSTATE FINANCIAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

As of February 28, 2009 (Unaudited)

1. Organization

The Allstate Financial Investment Trust (the "Trust") comprises eight funds: Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund, Allstate ClearTarget 2015 Retirement Fund, Allstate ClearTarget 2020 Retirement Fund, Allstate ClearTarget 2030 Retirement Fund, Allstate ClearTarget 2040 Retirement Fund, Allstate ClearTarget 2050 Retirement Fund (the "ClearTarget Retirement Funds") and the Allstate Large Cap Index Fund (each a "Fund" and collectively, the "Funds"). This report relates only to the ClearTarget Retirement Funds. The Trust was established as a Delaware statuatory trust on November 16, 2007, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end investment company. The Funds commenced operations on April 15, 2008.

The investment objective of each ClearTarget Retirement Fund is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each ClearTarget Retirement Fund pursues its objective through investing in certain series of The AllianceBernstein Pooling Portfolios and the Allstate Large Cap Index Fund, which represent a variety of asset classes and investment styles. The series of The AllianceBernstein Pooling Portfolios are AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio, AllianceBernstein High-Yield Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio and AllianceBernstein Small-Mid Cap Growth Portfolio (each AllianceBernstein Pooling Portfolio and the Allstate Large Cap Index Fund are referred to as an "Underlying Portfolio").

The ClearTarget Retirement Funds offer multiple classes of shares. Each ClearTarget Retirement Fund offers Class A, Class C and Class I shares. The Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund, and Allstate ClearTarget 2015 Retirement Fund also offer three additional classes of shares: Class GA, Class GC and Class GI.

Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. The G share classes (Class GA, Class GC and Class GI) can only be purchased in conjunction with the purchase/acceptance of a Guaranteed Lifetime Withdrawal Benefit Certificate issued by Allstate Life Insurance Company.

2. Significant Accounting Policies

Use of Estimates

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and those differences could be material.

Portfolio Valuation

Investments in the ClearTarget Retirement Funds' are valued at their NAV each day on which the New York Stock Exchange is open for business, generally at 4:00 pm Eastern Time. The ClearTarget Retirement Funds primarily invest in the Underlying Portfolios.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy of inputs is summarized below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Allstate ClearTarget Retirement Funds

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total February 28, 2009
Allstate ClearTarget 2005 Retirement Fund	$1,646,679	$—	$—	$1,646,679
Allstate ClearTarget 2010 Retirement Fund	$1,686,247	$—	$—	$1,686,247
Allstate ClearTarget 2015 Retirement Fund	$1,033,564	$—	$—	$1,033,564
Allstate ClearTarget 2020 Retirement Fund	$556,696	$—	$—	$556,696
Allstate ClearTarget 2030 Retirement Fund	$622,388	$—	$—	$622,388
Allstate ClearTarget 2040 Retirement Fund	$311,655	$—	$—	$311,655
Allstate ClearTarget 2050 Retirement Fund	$195,769	$—	$—	$195,769

Class Allocation

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares. Certain classes of shares bear expenses unique to that class. Differences in class-level expenses may result in payment of different per share dividends by share class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

Expenses

Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a specific fund are allocated among the Funds in the Trust based on the number of share classes, average net assets or evenly among the funds, whichever is more applicable.

Offering Costs

Offering costs of $512,358 were incurred in connection with the offering of the ClearTarget Retirement Funds' shares. Offering costs are accounted for as deferred costs until operations begin. Offering costs include registration fees and legal fees related to the preparation of the initial registration statement. Offering costs are then amortized to expense over twelve months on a straight-line basis. Offering costs of $262,062 were amortized to expense during the six months ended February 28, 2009. Registration fees and initial prospectus charges were based on the number of classes in a Fund. Other offering costs were allocated one-eighth to each Fund within the Trust.

Federal Income Taxes

Each Fund intends to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. The Funds have adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Funds have reviewed the tax positions as of February 28, 2009 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior fiscal year remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid annually (if available). The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends paid by the Funds, if any, with respect to Class A, Class C, Class I, Class GA, Class GC and Class GI shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the distribution services fee applicable to Class A, Class C, Class GA, and Class GC shares will be borne exclusively by the class to which they relate.

Allstate ClearTarget Retirement Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

3. Management Fees and Other Expenses

Under the Investment Management Agreement, Allstate Institutional Advisors, LLC (the "Adviser") selects one or more subadvisers to manage each Fund's portfolio. Each Fund pays a monthly investment management fee, computed and accrued daily and payable monthly, at an annual rate as follows:

Management Fee (as a percentage of average daily net assets)
Allstate ClearTarget 2005 Retirement Fund	0.85%
Allstate ClearTarget 2010 Retirement Fund	0.85%
Allstate ClearTarget 2015 Retirement Fund	0.85%
Allstate ClearTarget 2020 Retirement Fund	0.85%
Allstate ClearTarget 2030 Retirement Fund	0.85%
Allstate ClearTarget 2040 Retirement Fund	0.85%
Allstate ClearTarget 2050 Retirement Fund	0.85%

The Adviser has engaged AllianceBernstein L.P. ("AllianceBernstein") to subadvise the investment portfolios of the ClearTarget Retirement Funds. The Adviser compensates AllianceBernstein out of the management fee it receives from each of the ClearTarget Retirement Funds.

Transaction with Affiliates

The Funds listed below have invested in an affiliated company, Allstate Large Cap Index Fund. Amounts relating to these investments at February 28, 2009 and for the six months then ended are:

	Purchases		Sales		Market Value at	Dividend	Realized
	Cost	Shares	Proceeds	Shares	2/28/09	Income	Loss
Allstate ClearTarget 2005 Retirement Fund	$442,622	67,273	$51,675	7,764	$423,618	$4,287	$(28,185)
Allstate ClearTarget 2010 Retirement Fund	590,765	85,716	33,930	4,818	519,397	4,033	(16,173)
Allstate ClearTarget 2015 Retirement Fund	159,934	21,789	34,526	4,827	347,929	5,486	(15,671)
Allstate ClearTarget 2020 Retirement Fund	143,497	18,958	57,338	8,551	208,297	3,471	(30,513)
Allstate ClearTarget 2030 Retirement Fund	165,521	21,530	32,149	4,693	279,792	4,464	(16,624)
Allstate ClearTarget 2040 Retirement Fund	139,930	19,527	50,940	7,362	148,393	1,943	(22,782)
Allstate ClearTarget 2050 Retirement Fund	90,814	12,291	35,629	5,247	93,383	1,362	(17,832)

Expense Limitations

The Adviser has contractually agreed to waive, through December 31, 2011, a portion of its advisory fees and/or reimburse a portion of each Fund's operating expenses (excluding interest, taxes, brokerage expenses, other investment-related expenses, extraordinary expenses, and underlying portfolio expenses) to the extent necessary to maintain the annual expenses as shown in the table below:

	Operating Expenses
	Class A	Class C	Class I	Class GA	Class GC	Class GI
Allstate ClearTarget 2005 Retirement Fund	1.25%	2.00%	1.00%	1.25%	2.00%	1.00%
Allstate ClearTarget 2010 Retirement Fund	1.25%	2.00%	1.00%	1.25%	2.00%	1.00%
Allstate ClearTarget 2015 Retirement Fund	1.25%	2.00%	1.00%	1.25%	2.00%	1.00%
Allstate ClearTarget 2020 Retirement Fund	1.25%	2.00%	1.00%	—	—	—
Allstate ClearTarget 2030 Retirement Fund	1.25%	2.00%	1.00%	—	—	—
Allstate ClearTarget 2040 Retirement Fund	1.25%	2.00%	1.00%	—	—	—
Allstate ClearTarget 2050 Retirement Fund	1.25%	2.00%	1.00%	—	—	—

Note: The above percentages represent a percentage of the respective Fund's average daily net assets.

Allstate ClearTarget Retirement Funds

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The amounts subject to possible reimbursement under the expense limitation agreement at February 28, 2009 were as follows:

	Expense Subject to Possible Recapture until August 31, 2011	Expense Subject to Possible Recapture until August 31, 2012	Total
Allstate ClearTarget 2005 Retirement Fund	$174,705	$194,399	$369,104
Allstate ClearTarget 2010 Retirement Fund	163,651	200,830	364,481
Allstate ClearTarget 2015 Retirement Fund	185,459	217,261	402,720
Allstate ClearTarget 2020 Retirement Fund	133,136	143,528	276,664
Allstate ClearTarget 2030 Retirement Fund	139,645	160,670	300,315
Allstate ClearTarget 2040 Retirement Fund	122,727	135,260	257,987
Allstate ClearTarget 2050 Retirement Fund	118,363	115,512	233,875

Distributor

The Trust has adopted a Rule 12b-1 plan for Class A, Class C, Class GA and Class GC shares under which the applicable ClearTarget Retirement Funds are authorized to pay to Funds Distributor, LLC (the "Distributor"), who may pay any other approved entity (collectively, "payees"), distribution and shareholder service fees as compensation for the distribution service and/or shareholder service provided by such payees. The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or shareholder service activity conducted on behalf of such Funds. The plans are a core component of the ongoing distribution of Class A, Class C, Class GA and Class GC shares. The Trust has not adopted a 12b-1 plan with respect to Class I or Class GI shares. Distribution and shareholder service fees are accrued daily and paid monthly and are charged as expenses of each Fund as accrued at the following percentage of the respective Fund's average daily net assets:

	Distribution and Shareholder Service Fees
	Class A	Class C	Class GA	Class GC
Allstate ClearTarget 2005 Retirement Fund	0.25%	1.00%	0.25%	1.00%
Allstate ClearTarget 2010 Retirement Fund	0.25%	1.00%	0.25%	1.00%
Allstate ClearTarget 2015 Retirement Fund	0.25%	1.00%	0.25%	1.00%
Allstate ClearTarget 2020 Retirement Fund	0.25%	1.00%	—	—
Allstate ClearTarget 2030 Retirement Fund	0.25%	1.00%	—	—
Allstate ClearTarget 2040 Retirement Fund	0.25%	1.00%	—	—
Allstate ClearTarget 2050 Retirement Fund	0.25%	1.00%	—	—

For the six months ended February 28, 2009, the Distributor has received the following amounts in sales commissions from the sale of Class A and GA shares:

	Front End Sales Commissions
	Class A	Class GA
Allstate ClearTarget 2005 Retirement Fund	$21,236	$704
Allstate ClearTarget 2010 Retirement Fund	4,687	14,857
Allstate ClearTarget 2015 Retirement Fund	3,978	4,435
Allstate ClearTarget 2020 Retirement Fund	12,910	—
Allstate ClearTarget 2030 Retirement Fund	10,008	—
Allstate ClearTarget 2040 Retirement Fund	7,075	—
Allstate ClearTarget 2050 Retirement Fund	3,933	—

For the six months ended February 28, 2009, the Distributor also received $805, $300 and $73 of contingent deferred sales charges relating to redemptions of Class C shares of Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund and Allstate ClearTarget 2015 Retirement Fund, respectively, and $28 of contingent deferred sales charges relating to redemptions of Class GC shares of Allstate ClearTarget 2010 Retirement Fund. The remaining Funds had no contingent deferred sales charges for the six months ended February 28, 2009. The Distributor has advised the Trust that proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the Distributor to defray its expenses related

Allstate ClearTarget Retirement Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to providing distribution-related services to the Trust in connection with the sale of the Class C and Class GC shares, including payments to dealers and other financial intermediaries for selling Class C and Class GC shares.

Administrator

State Street Bank and Trust Company ("State Street') serves as administrator for the Trust pursuant to an administration agreement (the "Administration Agreement") with the Trust. Under the Administration Agreement, State Street is responsible for (i) the general administrative duties associated with the day-to-day operations of the Trust; (ii) conducting relations with the custodian, independent registered public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing the office facilities and sufficient personnel required by it to perform such administrative services.

Transfer Agent

Boston Financial Data Services, Inc., an affiliate of State Street, acts as the transfer agent and dividend disbursing agent of the Trust. As transfer agent and dividend disbursing agent, the transfer agent maintains an account for each shareholder of record of the Trust and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

Custodian

State Street serves as custodian of the assets of the Trust pursuant to a custodian agreement (the "Custody Contract") with the Trust. Under the Custody Contract, State Street holds and transfers portfolio securities on account of the Trust, provides fund accounting and keeps all necessary records and documents, and performs other duties, all as directed by authorized persons. Portfolio securities purchased in the United States are maintained in the custody of State Street or other domestic banks or depositories.

4. Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2009 including affiliates were as follows:

	Purchases	Sales
Allstate ClearTarget 2005 Retirement Fund	$1,596,327	$230,561
Allstate ClearTarget 2010 Retirement Fund	1,864,971	168,352
Allstate ClearTarget 2015 Retirement Fund	478,049	142,756
Allstate ClearTarget 2020 Retirement Fund	400,128	174,217
Allstate ClearTarget 2030 Retirement Fund	404,530	84,804
Allstate ClearTarget 2040 Retirement Fund	299,058	102,628
Allstate ClearTarget 2050 Retirement Fund	198,584	76,118

5. Capital Stock

Class A, Class C, Class I, Class GA, Class GC, and Class GI shares consist of unlimited authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended February 28, 2009	April 15, 2008(a) to August 31, 2008		Six Months Ended February 28, 2009	April 15, 2008(a) to August 31, 2008
ClearTarget 2005 Retirement Fund
Class A
Shares sold	201,148	20,438	(b)	$1,404,417	$196,236	(b)
Shares issued in reinvestment of dividends and distributions	1,254	—		8,904	—
Shares redeemed	(8,775)	(532)		(63,635)	(5,040)
Net increase	193,627	19,906		$1,349,686	$191,196

Allstate ClearTarget Retirement Funds

	Shares			Amount
	Six Months Ended February 28, 2009	April 15, 2008(a) to August 31, 2008		Six Months Ended February 28, 2009	April 15, 2008(a) to August 31, 2008
Class C
Shares sold	2,747	12,300	(b)	$20,000	$124,261	(b)
Shares issued in reinvestment of dividends and distributions	38	—		266	—
Shares redeemed	(8,008)	(4)		(55,011)	(39)
Net increase (decrease)	(5,223)	12,296		$(34,745)	$124,222
Class I
Shares sold	—	4,313	(b)	$—	$43,790	(b)
Shares issued in reinvestment of dividends and distributions	46	—		323	—
Shares redeemed	—	(4)		—	(39)
Net increase	46	4,309		$323	$43,751
Class GA
Shares sold	1,906	8,921	(b)	$13,291	$88,100	(b)
Shares issued in reinvestment of dividends and distributions	95	—		672	—
Shares redeemed	(26)	—		(201)	—
Net increase	1,975	8,921		$13,762	$88,100
Class GC
Shares sold	—	11,694	(b)	$—	$113,752	(b)
Shares issued in reinvestment of dividends and distributions	48	—		336	—
Shares redeemed	(33)	—		(256)	—
Net increase	15	11,694		$80	$113,752
Class GI
Shares sold	—	4,310	(b)	$—	$43,752	(b)
Shares issued in reinvestment of dividends and distributions	45	—		323	—
Net increase	45	4,310		$323	$43,752
ClearTarget 2010 Retirement Fund
Class A
Shares sold	14,268	4,960	(b)	$94,506	$50,018	(b)
Shares issued in reinvestment of dividends and distributions	347	—		2,357	—
Net increase	14,615	4,960		$96,863	$50,018
Class C
Shares sold	714	7,437	(b)	$5,000	$73,748	(b)
Shares issued in reinvestment of dividends and distributions	95	—		642	—
Shares redeemed	(3,180)	—		(20,735)	—
Net increase (decrease)	(2,371)	7,437		$(15,093)	$73,748
Class I
Shares sold	—	4,293	(b)	$—	$43,750	(b)
Shares issued in reinvestment of dividends and distributions	88	—		598	—
Net increase	88	4,293		$598	$43,750

Allstate ClearTarget Retirement Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Shares			Amount
	Six Months Ended February 28, 2009	April 15, 2008(a) to August 31, 2008		Six Months Ended February 28, 2009	April 15, 2008(a) to August 31, 2008
Class GA
Shares sold	207,740	6,388	(b)	$1,478,352	$63,175	(b)
Shares issued in reinvestment of dividends and distributions	2,658	—		18,050	—
Shares redeemed	(3,627)	—		(24,313)	—
Net increase	206,771	6,388		$1,472,089	$63,175
Class GC
Shares sold	18,172	11,945	(b)	$119,246	$114,638	(b)
Shares issued in reinvestment of dividends and distributions	164	—		1,114	—
Shares redeemed	(332)	—		(2,205)	—
Net increase	18,004	11,945		$118,155	$114,638
Class GI
Shares sold	—	4,293	(b)	$—	$43,752	(b)
Shares issued in reinvestment of dividends and distributions	88	—		598	—
Net increase	88	4,293		$598	$43,752
ClearTarget 2015 Retirement Fund
Class A
Shares sold	12,358	42,611	(b)	$94,012	$406,081	(b)
Shares issued in reinvestment of dividends and distributions	1,002	—		6,558	—
Net increase	13,360	42,611		$100,570	$406,081
Class C
Shares sold	5,407	5,496	(b)	$39,522	$55,678	(b)
Shares issued in reinvestment of dividends and distributions	131	—		854	—
Shares redeemed	(936)	(856)		(6,258)	(8,000)
Net increase	4,602	4,640		$34,118	$47,678
Class I
Shares sold	60	4,277	(b)	$400	$43,785	(b)
Shares issued in reinvestment of dividends and distributions	93	—		612	—
Shares redeemed	(60)	—		(362)	—
Net increase	93	4,277		$650	$43,785
Class GA
Shares sold	13,083	71,853	(b)	$83,857	$676,390	(b)
Shares issued in reinvestment of dividends and distributions	1,644	—		10,787	—
Shares redeemed	(307)	(1)		(2,250)	(12)
Net increase	14,420	71,852		$92,394	$676,378

Allstate ClearTarget Retirement Funds

	Shares			Amount
	Six Months Ended February 28, 2009	April 15, 2008(a) to August 31, 2008		Six Months Ended February 28, 2009	April 15, 2008(a) to August 31, 2008
Class GC
Shares sold	5,265	7,462	(b)	$42,293	$73,956	(b)
Shares issued in reinvestment of dividends and distributions	197	—		1,292	—
Shares redeemed	(28)	(0)		(200)	(4)
Net increase	5,434	7,462		$43,385	$73,952
Class GI
Shares sold	—	4,277	(b)	$—	$43,786	(b)
Shares issued in reinvestment of dividends and distributions	93	—		612	—
Net increase	93	4,277		$612	$43,786
ClearTarget 2020 Retirement Fund
Class A
Shares sold	33,501	66,228	(c)	$247,658	$640,597	(c)
Shares issued in reinvestment of dividends and distributions	1,251	—		7,982	—
Shares redeemed	(14,133)	(7,376)		(93,030)	(70,000)
Net increase	20,619	58,852		$162,610	$570,597
Class C
Shares sold	111	10,843	(c)	$1,336	$109,241	(c)
Shares issued in reinvestment of dividends and distributions	128	—		818	—
Net increase	239	10,843		$2,154	$109,241
Class I
Shares sold	—	4,317	(c)	$—	$43,757	(c)
Shares issued in reinvestment of dividends and distributions	90	—		570	—
Net increase	90	4,317		$570	$43,757
ClearTarget 2030 Retirement Fund
Class A
Shares sold	30,972	64,652	(c)	$224,602	$621,462	(c)
Shares issued in reinvestment of dividends and distributions	1,152	—		7,135	—
Shares redeemed	(1,398)	(737)		(8,232)	(6,875)
Net increase	30,726	63,915		$223,505	$614,587
Class C
Shares sold	3,016	9,431	(c)	$18,252	$94,357	(c)
Shares issued in reinvestment of dividends and distributions	76	—		466	—
Net increase	3,092	9,431		$18,718	$94,357
Class I
Shares sold	—	4,309	(c)	$—	$43,763	(c)
Shares issued in reinvestment of dividends and distributions	71	—		437	—
Net increase	71	4,309		$437	$43,763

Allstate ClearTarget Retirement Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Shares			Amount
	Six Months Ended February 28, 2009	April 15, 2008(a) to August 31, 2008		Six Months Ended February 28, 2009	April 15, 2008(a) to August 31, 2008
ClearTarget 2040 Retirement Fund
Class A
Shares sold	21,303	20,332	(c)	$136,380	$195,259	(c)
Shares issued in reinvestment of dividends and distributions	493	—		3,022	—
Shares redeemed	(2,120)	—		(14,598)	—
Net increase	19,676	20,332		$124,804	$195,259
Class C
Shares sold	3,398	7,312	(c)	$21,962	$71,688	(c)
Shares issued in reinvestment of dividends and distributions	94	—		576	—
Net increase	3,492	7,312		$22,538	$71,688
Class I
Shares sold	—	4,308	(c)	$—	$43,752	(c)
Shares issued in reinvestment of dividends and distributions	76	—		465	—
Net increase	76	4,308		$465	$43,752
ClearTarget 2050 Retirement Fund
Class A
Shares sold	11,445	13,443	(c)	$75,520	$131,321	(c)
Shares issued in reinvestment of dividends and distributions	392	—		2,373	—
Shares redeemed	(683)	(542)		(3,994)	(5,046)
Net increase	11,154	12,901		$73,899	$126,275
Class C
Shares sold	493	4,309	(c)	$3,881	$43,773	(c)
Shares issued in reinvestment of dividends and distributions	52	—		316	—
Net increase	545	4,309		$4,197	$43,773
Class I
Shares sold	—	4,307	(c)	$—	$43,775	(c)
Shares issued in reinvestment of dividends and distributions	88	—		537	—
Net increase	88	4,307		$537	$43,775

(a)  Commencement of operations.

(b)  Shares sold does not include seed shares of 208, 208, 208, 208, 209 and 209 or seed dollars of $2,083, $2,083, $2,083, $2,083, $2,084 and $2,084 for Class A, Class C, Class I, Class GA, Class GC and Class GI, respectively.

(c)  Shares sold does not include seed shares of 416, 417 and 417 or seed dollars of $4,166, $4,167 and $4,167 for Class A, Class C and Class I, respectively.

6. Risks Involved in Investing in the Funds

Fund-Of-Funds Risk — The ClearTarget Retirement Funds invest in the Underlying Portfolios. Shareholders of the ClearTarget Retirement Funds bear their proportionate share of the Underlying Portfolios' fees and expenses as well as their share of their ClearTarget Retirement Funds' fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying Portfolios and may be higher than mutual funds that invest directly in stocks and bonds. Also, the ClearTarget Retirement Funds may be prevented from fully allocating assets to certain Underlying Portfolios due to fund-of-funds investment limitations.

Allstate ClearTarget Retirement Funds

Interest Rate Risk and Credit Risk — Interest rate risk is the risk that changes in interest rates will affect the value of an underlying portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of a Fund's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Foreign Securities Risk — The ClearTarget Retirement Funds' Underlying Portfolios' investment in securities of foreign companies or foreign governments involve special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

7. Income Tax Information

Income, dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The cost of investments, gross unrealized appreciation and unrealized depreciation and net unrealized depcreciation as of February 28, 2009 are as follows:

		Gross Unrealized		Net Unrealized
	Cost	Appreciation	(Depreciation)	(Depreciation)
Allstate ClearTarget 2005 Retirement Fund	$1,894,310	$1,279	$(248,910)	$(247,631)
Allstate ClearTarget 2010 Retirement Fund	2,029,362	—	(343,115)	(343,115)
Allstate ClearTarget 2015 Retirement Fund	1,578,397	—	(544,833)	(544,833)
Allstate ClearTarget 2020 Retirement Fund	852,763	—	(296,067)	(296,067)
Allstate ClearTarget 2030 Retirement Fund	1,004,885	—	(382,497)	(382,497)
Allstate ClearTarget 2040 Retirement Fund	443,038	—	(131,383)	(131,383)
Allstate ClearTarget 2050 Retirement Fund	282,327	—	(86,558)	(86,558)

As determined on August 31, 2008, permanent differences resulting from non-deductible tax adjustments were reclassified at year end. The reclassifications had no effect on net income, net assets or net asset value per share.

As of August 31, 2008, the tax basis of components of accumulated earnings were as follows:

	Undistributed Ordinary Income	Undistributed Capital Gains	Net Unrealized Depreciation on Investments
Allstate ClearTarget 2005 Retirement Fund	$3,019	—	$(28,986)
Allstate ClearTarget 2010 Retirement Fund	2,534	—	(24,189)
Allstate ClearTarget 2015 Retirement Fund	2,752	—	(31,420)
Allstate ClearTarget 2020 Retirement Fund	2,009	—	(31,192)
Allstate ClearTarget 2030 Retirement Fund	1,581	—	(27,899)
Allstate ClearTarget 2040 Retirement Fund	1,351	—	(14,588)
Allstate ClearTarget 2050 Retirement Fund	1,463	—	(15,105)

The differences between book and tax distributable earnings are primarily due to wash sales.

The tax character of current year distributions will be determined at the end of the current fiscal year.

8. New Accounting Pronouncement

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities", an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Allstate ClearTarget Retirement Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

9. Concentration of Ownership

The Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 28, 2009, the beneficial ownership in each Fund was as follows:

Allstate ClearTarget 2005 Retirement Fund — Three owners of record of 5% or more of the total outstanding Class A shares of the Fund, owning 93%. There were two owners of record of 5% or more of the total outstanding Class C shares of the Fund, owning 100%. There was one owner of record of 5% or more of the total outstanding Class I shares of the Fund, owning 100%. There were three owners of record of 5% or more of the total outstanding Class GA shares of the Fund, owning 95%. There were three owners of record of 5% or more of the total outstanding Class GC shares of the Fund, owning 100%. There was one owner of record of 5% or more of the total outstanding Class GI shares of the Fund, owning 100%.

Allstate ClearTarget 2010 Retirement Fund — Two owners of record of 5% or more of the total outstanding Class A shares of the Fund, owning 90%. There were two owners of record of 5% or more of the total outstanding Class C shares of the Fund, owning 100%. There was one owner of record of 5% or more of the total outstanding Class I shares of the Fund, owning 100%. There were two owners of record of 5% or more of the total outstanding Class GA shares of the Fund, owning 91%. There were five owners of record of 5% or more of the total outstanding Class GC shares of the Fund, owning 100%. There was one owner of record of 5% or more of the total outstanding Class GI shares of the Fund, owning 100%.

Allstate ClearTarget 2015 Retirement Fund — Seven owners of record of 5% or more of the total outstanding Class A shares of the Fund, owning 93%. There were three owners of record of 5% or more of the total outstanding Class C shares of the Fund, owning 97%. There was one owner of record of 5% or more of the total outstanding Class I shares of the Fund, owning 100%. There were four owners of record of 5% or more of the total outstanding Class GA shares of the Fund, owning 84%. There were five owners of record of 5% or more of the total outstanding Class GC shares of the Fund, owning 87%. There was one owner of record of 5% or more of the total outstanding Class GI shares of the Fund, owning 100%.

Allstate ClearTarget 2020 Retirement Fund — Six owners of record of 5% or more of the total outstanding Class A shares of the Fund, owning 60%. There were four owners of record of 5% or more of the total outstanding Class C shares of the Fund, owning 97%. There was one owner of record of 5% or more of the total outstanding Class I shares of the Fund, owning 100%.

Allstate ClearTarget 2030 Retirement Fund — Four owners of record of 5% or more of the total outstanding Class A shares of the Fund, owning 34%. There were five owners of record of 5% or more of the total outstanding Class C shares of the Fund, owning 93%. There was one owner of record of 5% or more of the total outstanding Class I shares of the Fund, owning 100%.

Allstate ClearTarget 2040 Retirement Fund — Six owners of record of 5% or more of the total outstanding Class A shares of the Fund, owning 46%. There were five owners of record of 5% or more of the total outstanding Class C shares of the Fund, owning 95%. There was one owner of record of 5% or more of the total outstanding Class I shares of the Fund, owning 100%.

Allstate ClearTarget 2050 Retirement Fund — Six owners of record of 5% or more of the total outstanding Class A shares of the Fund, owning 69%. There were two owners of record of 5% or more of the total outstanding Class C shares of the Fund, owning 100%. There was one owner of record of 5% or more of the total outstanding Class I shares of the Fund, owning 100%.

10. Subsequent Event

Effective after the close of business on March 19, 2009, the Allstate ClearTarget 2005 Retirement Fund, the Allstate ClearTarget 2010 Retirement Fund, the Allstate ClearTarget 2015 Retirement Fund, the Allstate ClearTarget 2020 Retirement Fund, the Allstate ClearTarget 2030 Retirement Fund, the Allstate ClearTarget 2040 Retirement Fund and the Allstate ClearTarget 2050 Retirement Fund have suspended sales of shares to new investors and existing shareholders, including any investments made pursuant to the Automatic Investment Program.

The Board of Trustees of the Trust has approved a Plan of Liquidation (the "Plan"), which calls for the complete liquidation (the "Liquidation") of the Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund, Allstate ClearTarget 2015 Retirement Fund, Allstate ClearTarget 2020 Retirement Fund, Allstate ClearTarget 2030 Retirement Fund, Allstate ClearTarget 2040 Retirement Fund, Allstate ClearTarget 2050 Retirement Fund, and Allstate Large Cap Index Fund, each a series of the Trust.

Pursuant to the Plan, the net redemption proceeds from each Fund's liquidation of all of its underlying assets will be distributed to its respective remaining shareholders on or about June 30, 2009 ("Liquidation Date"). During the course of implementation of the Plan, the Funds may not meet their respective investment objectives. The Board of Trustees of the Trust approved the Liquidation based upon the recommendation of Allstate Institutional Advisors, LLC, investment adviser to the Funds.

Allstate ClearTarget Retirement Funds

OTHER INFORMATION (Unaudited)

TAX INFORMATION

Please contact a tax advisor if you have any questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questionss about your account, please call 1-877-663-3232.

PROXY VOTING RECORD

The Funds file with the Securities and Exchange Commission their proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Funds each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-877-663-3232 or the Securities and Exchange Commission's website at www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, by calling 1-877-663-3232; and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

FORM N-Q

Following the Funds' fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form is available on the SEC's website at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

OTHER

In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been made. However, the Trust expects the risk of loss to be remote.

Allstate ClearTarget Retirement Funds

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AFITSAR1

SEMI-ANNUAL REPORT | February 28, 2009

Allstate Financial Investment Trust

Allstate Large Cap Index Fund

TABLE OF CONTENTS

Information About Your Fund's Expenses	1

Portfolio Summary	2

Portfolio of Investments	3

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	14

Notes to Financial Statements	15

Other Information	19

Allstate ClearTarget Retirement Funds are mutual funds, offered by Allstate Financial Investment Trust, a registered open-end investment company, Northbrook IL and distributed by Funds Distributor LLC, Columbus, OH.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider a Fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about a Fund can be found in the Fund's prospectus. To obtain more information, please call (877) 663-3232. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

INFORMATION ABOUT YOUR FUND'S EXPENSES

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare those costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from September 1, 2008 through February 28, 2009, as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled, "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Class A — Actual	$1,000.00	$585.30	$0.39	0.10%
Class A — Hypothetical**	$1,000.00	$1,024.70	$0.51	0.10%

*  Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six months ended February 28, 2009). Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

**  Assumes 5% return before expenses.

Allstate Large Cap Index Fund
1

PORTFOLIO SUMMARY (Unaudited)

Allstate Large Cap Index Fund

February 28, 2009

Portfolio Statistics

Net Assets ($thousand): $4,857

HOLDINGS BREAKDOWN*

TEN LARGEST LONG TERM HOLDINGS

	Value	Percent of Net Assets
Exxon Mobil Corp.	$258,088	5.3%
Procter & Gamble Co.	107,516	2.2
AT&T, Inc.	104,683	2.2
Johnson & Johnson	103,700	2.1
International Business Machines Corp.	92,306	1.9
Microsoft Corp.	92,249	1.9
Chevron Corp.	92,218	1.9
Wal-Mart Stores, Inc.	82,231	1.7
General Electric Co.	66,804	1.4
Cisco Systems, Inc.	63,744	1.3
	$1,063,539	21.9%

*  All data is of February 28, 2009. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

See notes to financial statements.

Allstate Large Cap Index Fund
2

PORTFOLIO OF INVESTMENTS

February 28, 2009 (Unaudited)

Common Stocks – 98.4%

	Shares	Value
CONSUMER DISCRETIONARY – 8.3%
Auto Components – 0.1%
Goodyear Tire & Rubber Co./The*	180	$799
Johnson Controls, Inc.	444	5,053
		5,852
Automobiles – 0.1%
Ford Motor Co.*	1,784	3,568
General Motors Corp.	455	1,024
Harley-Davidson, Inc.	177	1,787
		6,379
Distributors – 0.1%
Genuine Parts Co.	118	3,321
Diversified Consumer Services – 0.2%
Apollo Group, Inc.*	79	5,728
H&R Block, Inc.	252	4,813
		10,541
Hotels Restaurants & Leisure – 1.6%
Carnival Corp.	331	6,474
Darden Restaurants, Inc.	104	2,823
International Game Technology	219	1,932
Marriott International, Inc.	218	3,087
McDonald's Corp.	832	43,472
Starbucks Corp.*	550	5,032
Starwood Hotels & Resorts Worldwide, Inc.	136	1,576
Wyndham Worldwide Corp.	132	487
Wynn Resorts, Ltd.	46	964
Yum! Brands, Inc.	343	9,014
		74,861
Household Durables – 0.3%
Black & Decker Corp.	45	1,065
Centex Corp.	93	578
DR Horton, Inc.	206	1,741
Fortune Brands, Inc.	111	2,636
Harman International Industries, Inc.	45	478
KB Home	56	498
Leggett & Platt, Inc.	116	1,326
Lennar Corp.	105	701
Newell Rubbermaid, Inc.	207	1,170
Pulte Homes, Inc.	161	1,478
Snap-On, Inc.	43	1,014
Stanley Works/The	59	1,579
Whirlpool Corp.	55	1,223
		15,487
Internet & Catalog Retail – 0.4%
Amazon.Com, Inc.*	239	15,485
Expedia, Inc.*	156	1,243
		16,728

	Shares	Value
Leisure Equipment & Products – 0.1%
Eastman Kodak Co.	200	$638
Hasbro, Inc.	91	2,083
Mattel, Inc.	267	3,161
		5,882
Media – 2.4%
CBS Corp.	507	2,165
Comcast Corp.	2,152	28,105
DIRECTV Group, Inc./The*	406	8,096
Gannett Co., Inc.	177	573
Interpublic Group of Cos., Inc.*	356	1,356
McGraw-Hill Cos., Inc./The	234	4,617
Meredith Corp.	29	373
New York Times Co./The	86	355
News Corp.	1,718	9,552
Omnicom Group, Inc.	232	5,575
Scripps Networks Interactive, Inc.	67	1,334
Time Warner, Inc.	2,682	20,464
Viacom, Inc.*	457	7,033
Walt Disney Co./The	1,403	23,528
Washington Post Co./The	4	1,442
		114,568
Multiline Retail – 0.7%
Big Lots, Inc.*	61	946
Family Dollar Stores, Inc.	104	2,854
JC Penney Co., Inc.	168	2,575
Kohl's Corp.*	228	8,012
Macy's, Inc.	314	2,471
Nordstrom, Inc.	118	1,590
Sears Holdings Corp.*	42	1,544
Target Corp.	561	15,882
		35,874
Specialty Retail – 1.9%
Abercrombie & Fitch Co.	65	1,429
AutoNation, Inc.*	81	809
Autozone, Inc.*	27	3,840
Bed Bath & Beyond, Inc.*	194	4,132
Best Buy Co., Inc.	251	7,234
GameStop Corp.*	122	3,284
Gap, Inc./The	346	3,733
Home Depot, Inc.	1,266	26,447
Lowe's Cos., Inc.	1,096	17,361
Ltd. Brands, Inc.	203	1,561
Office Depot, Inc.*	205	215
RadioShack Corp.	93	682
Sherwin-Williams Co./The	73	3,354
Staples, Inc.	533	8,501
Tiffany & Co.	92	1,752
TJX Cos., Inc.	311	6,926
		91,260

See notes to financial statements.

Allstate Large Cap Index Fund
3

PORTFOLIO OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)

	Shares	Value
CONSUMER DISCRETIONARY (continued)
Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc.*	243	$3,397
Jones Apparel Group, Inc.	62	167
Nike, Inc.	294	12,210
Polo Ralph Lauren Corp.	42	1,448
VF Corp.	66	3,425
		20,647
		401,400
CONSUMER STAPLES – 13.2%
Beverages – 2.7%
Brown-Forman Corp.	73	3,138
Coca-Cola Co./The	1,487	60,744
Coca-Cola Enterprises, Inc.	236	2,709
Constellation Brands, Inc.*	145	1,892
Dr Pepper Snapple Group, Inc.*	188	2,641
Molson Coors Brewing Co.	111	3,911
Pepsi Bottling Group, Inc.	101	1,869
PepsiCo, Inc.	1,159	55,794
		132,698
Food & Staples Retailing – 3.5%
Costco Wholesale Corp.	322	13,633
CVS Caremark Corp.	1,072	27,593
Kroger Co./The	488	10,087
Safeway, Inc.	320	5,920
SUPERVALU, Inc.	157	2,451
SYSCO Corp.	448	9,632
Wal-Mart Stores, Inc.	1,670	82,231
Walgreen Co.	741	17,680
Whole Foods Market, Inc.	105	1,276
		170,503
Food Products – 1.9%
Archer-Daniels-Midland Co.	480	12,797
Campbell Soup Co.	152	4,069
ConAgra Foods, Inc.	333	5,022
Dean Foods Co.*	114	2,331
General Mills, Inc.	250	13,120
Hershey Co./The	123	4,144
HJ Heinz Co.	234	7,645
JM Smucker Co./The	88	3,267
Kellogg Co.	188	7,317
Kraft Foods, Inc.	1,098	25,012
McCormick & Co., Inc.	98	3,072
Sara Lee Corp.	528	4,071
Tyson Foods, Inc.	226	1,905
		93,772
Household Products – 3.1%
Clorox Co.	104	5,054
Colgate-Palmolive Co.	377	22,688

	Shares	Value
Kimberly-Clark Corp.	309	$14,557
Procter & Gamble Co.	2,232	107,516
		149,815
Personal Products – 0.2%
Avon Products, Inc.	319	5,611
Estee Lauder Cos., Inc./The	86	1,948
		7,559
Tobacco – 1.8%
Altria Group, Inc.	1,539	23,762
Lorillard, Inc.	125	7,305
Philip Morris International, Inc.	1,512	50,607
Reynolds American, Inc.	125	4,197
		85,871
		640,218
ENERGY – 13.6%
Energy Equipment & Services – 1.7%
Baker Hughes, Inc.	230	6,741
BJ Services Co.	217	2,098
Cameron International Corp.*	165	3,181
Diamond Offshore Drilling, Inc.	51	3,195
ENSCO International, Inc.	106	2,605
Halliburton Co.	668	10,895
Nabors Industries, Ltd.*	212	2,059
National Oilwell Varco, Inc.*	312	8,340
Noble Corp.	197	4,844
Rowan Cos., Inc.	84	1,017
Schlumberger, Ltd.	894	34,026
Smith International, Inc.	164	3,523
		82,524
Oil, Gas & Consumable Fuels – 11.9%
Anadarko Petroleum Corp.	341	11,918
Apache Corp.	249	14,713
Cabot Oil & Gas Corp.	76	1,548
Chesapeake Energy Corp.	403	6,303
Chevron Corp.	1,519	92,218
ConocoPhillips	1,114	41,608
Consol Energy, Inc.	135	3,679
Devon Energy Corp.	329	14,367
El Paso Corp.	522	3,524
EOG Resources, Inc.	185	9,257
Exxon Mobil Corp.	3,801	258,088
Hess Corp.	211	11,540
Marathon Oil Corp.	527	12,263
Massey Energy Co.	63	728
Murphy Oil Corp.	142	5,937
Noble Energy, Inc.	129	5,875
Occidental Petroleum Corp.	604	31,329
Peabody Energy Corp.	199	4,710

See notes to financial statements.

Allstate Large Cap Index Fund
4

Common Stocks (continued)

	Shares	Value
ENERGY (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	87	$1,269
Range Resources Corp.	115	4,091
Southwestern Energy Co.*	257	7,394
Spectra Energy Corp.	462	6,006
Sunoco, Inc.	87	2,910
Tesoro Corp.	103	1,520
Valero Energy Corp.	386	7,481
Williams Cos., Inc.	432	4,882
XTO Energy, Inc.	430	13,614
		578,772
		661,296
FINANCIALS – 9.7%
Capital Markets – 2.3%
American Capital, Ltd.	154	208
Ameriprise Financial, Inc.	163	2,598
Bank of New York Mellon Corp./The	865	19,177
Charles Schwab Corp./The	699	8,884
E*Trade Financial Corp.*	423	338
Federated Investors, Inc.	66	1,245
Franklin Resources, Inc.	112	5,130
Goldman Sachs Group, Inc./The	330	30,057
Invesco, Ltd.	289	3,303
Janus Capital Group, Inc.	117	516
Legg Mason, Inc.	106	1,360
Morgan Stanley	793	15,495
Northern Trust Corp.	167	9,277
State Street Corp.	325	8,213
T Rowe Price Group, Inc.	192	4,366
		110,167
Commercial Banks – 1.8%
BB&T Corp.	412	6,645
Comerica, Inc.	113	1,696
Fifth Third Bancorp	431	909
First Horizon National Corp.	153	1,403
Huntington Bancshares, Inc.	276	403
Keycorp	373	2,615
M&T Bank Corp.	58	2,123
Marshall & Ilsley Corp.	195	893
PNC Financial Services Group, Inc.	324	8,858
Regions Financial Corp.	516	1,765
SunTrust Banks, Inc.	265	3,188
US Bancorp	1,338	19,147
Wells Fargo & Co.	3,139	37,982
Zions Bancorporation	86	806
		88,433

	Shares	Value
Consumer Finance – 0.3%
American Express Co.	880	$10,612
Capital One Financial Corp.	296	3,567
Discover Financial Services	359	2,057
SLM Corp.*	348	1,601
		17,837
Diversified Financial Services – 2.3%
Bank of America Corp.	4,832	19,086
CIT Group, Inc.	282	691
Citigroup, Inc.	4,154	6,231
CME Group, Inc.	50	9,120
IntercontinentalExchange, Inc.*	54	3,065
JPMorgan Chase & Co.	2,789	63,729
Leucadia National Corp.	132	1,931
Moody's Corp.	144	2,585
NASDAQ OMX Group, Inc./The*	102	2,132
NYSE Euronext	198	3,342
		111,912
Insurance – 2.0%
Aflac, Inc.	348	5,832
Allstate Corp./The(a)	400	6,732
American International Group, Inc.	2,012	845
AON Corp.	201	7,686
Assurant, Inc.	87	1,775
Chubb Corp.	266	10,385
Cincinnati Financial Corp.	120	2,465
Genworth Financial, Inc.	323	391
Hartford Financial Services Group, Inc.	232	1,415
Lincoln National Corp.	191	1,641
Loews Corp.	270	5,360
Marsh & McLennan Cos., Inc.	385	6,903
MBIA, Inc.	141	386
MetLife, Inc.	592	10,928
Principal Financial Group, Inc.	194	1,550
Progressive Corp./The	504	5,831
Prudential Financial, Inc.	316	5,186
Torchmark Corp.	63	1,298
Travelers Cos., Inc./The	436	15,761
Unum Group	246	2,504
XL Capital, Ltd.	258	854
		95,728
Real Estate Investment Trusts (REITs) – 0.8%
Apartment Investment & Management Co.	96	501
AvalonBay Communities, Inc.	59	2,503
Boston Properties, Inc.	90	3,338
Developers Diversified Realty Corp.	89	263

See notes to financial statements.

Allstate Large Cap Index Fund
5

PORTFOLIO OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)

	Shares	Value
FINANCIALS (continued)
Real Estate Investment Trusts (REITs) (continued)
Equity Residential	204	$3,590
HCP, Inc.	191	3,490
Health Care REIT, Inc.	79	2,431
Host Hotels & Resorts, Inc.	390	1,443
Kimco Realty Corp.	175	1,549
Plum Creek Timber Co., Inc.	124	3,252
Prologis	198	1,146
Public Storage	92	5,104
Simon Property Group, Inc.	169	5,594
Vornado Realty Trust	103	3,371
		37,575
Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc.*	167	483
Thrifts & Mortgage Finance – 0.2%
Hudson City Bancorp, Inc.	389	4,034
People's United Financial, Inc.	260	4,527
		8,561
		470,696
HEALTH CARE – 15.3%
Biotechnology – 2.3%
Amgen, Inc.*	792	38,752
Biogen Idec, Inc.*	217	9,991
Celgene Corp.*	340	15,208
Cephalon, Inc.*	51	3,345
Genzyme Corp.*	201	12,247
Gilead Sciences, Inc.*	686	30,733
		110,276
Health Care Equipment & Supplies – 2.4%
Baxter International, Inc.	463	23,571
Becton Dickinson & Co.	181	11,202
Boston Scientific Corp.*	1,122	7,877
Covidien, Ltd.	376	11,908
CR Bard, Inc.	74	5,939
Dentsply International, Inc.	111	2,566
Hospira, Inc.*	118	2,738
Intuitive Surgical, Inc.*	29	2,638
Medtronic, Inc.	835	24,708
St Jude Medical, Inc.*	258	8,555
Stryker Corp.	180	6,061
Varian Medical Systems, Inc.*	92	2,807
Zimmer Holdings, Inc.*	168	5,883
		116,453
Health Care Providers & Services – 2.2%
Aetna, Inc.	342	8,163
AmerisourceBergen Corp.	116	3,684
Cardinal Health, Inc.	268	8,697

	Shares	Value
Cigna Corp.	205	$3,231
Coventry Health Care, Inc.*	111	1,279
DaVita, Inc.*	77	3,613
Express Scripts, Inc.*	184	9,255
Humana, Inc.*	125	2,959
Laboratory Corp. of America Holdings*	81	4,456
McKesson Corp.	206	8,450
Medco Health Solutions, Inc.*	373	15,136
Patterson Cos., Inc.*	68	1,229
Quest Diagnostics, Inc.	117	5,362
Tenet Healthcare Corp.*	310	344
UnitedHealth Group, Inc.	902	17,724
WellPoint, Inc.*	380	12,890
		106,472
Health Care Technology – 0.0%
IMS Health, Inc.	135	1,690
Life Sciences Tools & Services – 0.4%
Life Technologies Corp.*	129	3,760
Millipore Corp.*	42	2,313
PerkinElmer, Inc.	88	1,133
Thermo Fisher Scientific, Inc.*	314	11,386
Waters Corp.*	73	2,571
		21,163
Pharmaceuticals – 8.0%
Abbott Laboratories	1,158	54,820
Allergan, Inc.	230	8,910
Bristol-Myers Squibb Co.	1,478	27,210
Eli Lilly & Co.	747	21,947
Forest Laboratories, Inc.*	226	4,845
Johnson & Johnson	2,074	103,700
King Pharmaceuticals, Inc.*	183	1,343
Merck & Co., Inc.	1,580	38,236
Mylan, Inc.*	228	2,834
Pfizer, Inc.	5,040	62,042
Schering-Plough Corp.	1,215	21,129
Watson Pharmaceuticals, Inc.*	77	2,177
Wyeth	995	40,616
		389,809
		745,863
INDUSTRIALS – 9.6%
Aerospace & Defense – 2.7%
Boeing Co.	548	17,229
General Dynamics Corp.	292	12,796
Goodrich Corp.	91	3,016
Honeywell International, Inc.	547	14,676
L-3 Communications Holdings, Inc.	88	5,953
Lockheed Martin Corp.	249	15,714

See notes to financial statements.

Allstate Large Cap Index Fund
6

Common Stocks (continued)

	Shares	Value
INDUSTRIALS (continued)
Aerospace & Defense (continued)
Northrop Grumman Corp.	243	$9,079
Precision Castparts Corp.	104	5,765
Raytheon Co.	310	12,391
Rockwell Collins, Inc.	117	3,650
United Technologies Corp.	710	28,989
		129,258
Air Freight & Logistics – 1.0%
CH Robinson Worldwide, Inc.	125	5,173
Expeditors International of Washington, Inc.	159	4,380
FedEx Corp.	232	10,025
United Parcel Service, Inc.	744	30,638
		50,216
Airlines – 0.1%
Southwest Airlines Co.	552	3,251
Building Products – 0.0%
Masco Corp.	268	1,380
Commercial Services & Supplies – 0.7%
Avery Dennison Corp.	78	1,572
Cintas Corp.	99	2,009
Equifax, Inc.	94	2,021
Iron Mountain, Inc.*	139	2,582
Monster Worldwide, Inc.*	91	600
Pitney Bowes, Inc.	155	2,990
Republic Services, Inc.	239	4,756
Robert Half International, Inc.	115	1,767
RR Donnelley & Sons Co.	153	1,192
Stericycle, Inc.*	63	3,023
Waste Management, Inc.	368	9,936
		32,448
Construction & Engineering – 0.2%
Fluor Corp.	135	4,489
Jacobs Engineering Group, Inc.*	91	3,070
		7,559
Electrical Equipment – 0.4%
Cooper Industries, Ltd.	129	2,721
Emerson Electric Co.	572	15,301
Rockwell Automation, Inc.	106	2,130
		20,152
Industrial Conglomerates – 2.0%
3M Co.	517	23,503
General Electric Co.	7,850	66,804
Textron, Inc.	179	1,011
Tyco International, Ltd.	353	7,078
		98,396

	Shares	Value
Machinery – 1.5%
Caterpillar, Inc.	450	$11,074
Cummins, Inc.	149	3,099
Danaher Corp.	189	9,594
Deere & Co.	319	8,769
Dover Corp.	139	3,467
Eaton Corp.	122	4,410
Flowserve Corp.	43	2,170
Illinois Tool Works, Inc.	296	8,229
Ingersoll-Rand Co., Ltd.	237	3,361
ITT Corp.	135	5,042
Manitowoc Co., Inc./The	98	402
PACCAR, Inc.	270	6,769
Pall Corp.	88	2,092
Parker Hannifin Corp.	119	3,971
		72,449
Road & Rail – 0.9%
Burlington Northern Santa Fe Corp.	209	12,283
CSX Corp.	295	7,280
Norfolk Southern Corp.	276	8,755
Ryder System, Inc.	43	983
Union Pacific Corp.	379	14,220
		43,521
Trading Companies & Distributors – 0.1%
Fastenal Co.	97	2,921
WW Grainger, Inc.	48	3,176
		6,097
		464,727
INFORMATION TECHNOLOGY – 17.2%
Communications Equipment – 2.8%
Ciena Corp.*	68	365
Cisco Systems, Inc.*	4,375	63,744
Corning, Inc.	1,160	12,238
Harris Corp.	101	3,765
JDS Uniphase Corp.*	165	455
Juniper Networks, Inc.*	394	5,599
Motorola, Inc.	1,712	6,026
QUALCOMM, Inc.	1,236	41,320
Tellabs, Inc.*	297	1,129
		134,641
Computers & Peripherals – 5.0%
Apple, Inc.*	663	59,213
Dell, Inc.*	1,292	11,021
EMC Corp.*	1,525	16,013
Hewlett-Packard Co.	1,833	53,212
International Business Machines Corp.	1,003	92,306
Lexmark International, Inc.*	58	994

See notes to financial statements.

Allstate Large Cap Index Fund
7

PORTFOLIO OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Computers & Peripherals (continued)
NetApp, Inc.*	245	$3,293
QLogic Corp.*	88	811
SanDisk Corp.*	169	1,506
Sun Microsystems, Inc.*	552	2,583
Teradata Corp.*	131	2,025
		242,977
Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc.*	262	3,634
Amphenol Corp.	131	3,330
FLIR Systems, Inc.*	106	2,163
Jabil Circuit, Inc.	157	650
Molex, Inc.	105	1,194
Tyco Electronics, Ltd.	340	3,223
		14,194
Internet Software & Services – 1.8%
Akamai Technologies, Inc.*	125	2,261
eBay, Inc.*	803	8,729
Google, Inc.*	178	60,162
VeriSign, Inc.*	144	2,784
Yahoo!, Inc.*	1,036	13,706
		87,642
IT Services – 1.1%
Affiliated Computer Services, Inc.*	73	3,404
Automatic Data Processing, Inc.	379	12,943
Cognizant Technology Solutions Corp.*	217	3,993
Computer Sciences Corp.*	112	3,891
Convergys Corp.*	90	580
Dun & Bradstreet Corp.	40	2,959
Fidelity National Information Services, Inc.	142	2,485
Fiserv, Inc.*	118	3,849
Mastercard, Inc.	54	8,534
Paychex, Inc.	239	5,272
Total System Services, Inc.	146	1,837
Western Union Co./The	534	5,959
		55,706
Office Electronics – 0.1%
Xerox Corp.	649	3,362
Semiconductors & Semiconductor Equipment – 2.3%
Advanced Micro Devices, Inc.*	454	990
Altera Corp.	222	3,403
Analog Devices, Inc.	217	4,045
Applied Materials, Inc.	1,002	9,228
Broadcom Corp.*	331	5,445
Intel Corp.	4,157	52,960

	Shares	Value
Kla-Tencor Corp.	125	$2,156
Linear Technology Corp.	166	3,619
LSI Corp.*	483	1,401
MEMC Electronic Materials, Inc.*	168	2,522
Microchip Technology, Inc.	135	2,534
Micron Technology, Inc.*	570	1,835
National Semiconductor Corp.	145	1,581
Novellus Systems, Inc.*	73	931
Nvidia Corp.*	400	3,312
Teradyne, Inc.*	126	520
Texas Instruments, Inc.	974	13,977
Xilinx, Inc.	205	3,624
		114,083
Software – 3.8%
Adobe Systems, Inc.*	396	6,613
Autodesk, Inc.*	169	2,145
BMC Software, Inc.*	140	4,148
CA, Inc.	295	5,000
Citrix Systems, Inc.*	135	2,778
Compuware Corp.*	183	1,082
Electronic Arts, Inc.*	239	3,898
Intuit, Inc.*	238	5,424
McAfee, Inc.*	113	3,158
Microsoft Corp.	5,712	92,249
Novell, Inc.*	258	815
Oracle Corp.*	2,927	45,486
Salesforce.com, Inc.*	78	2,184
Symantec Corp.*	624	8,630
		183,610
		836,215
MATERIALS – 3.1%
Chemicals – 1.9%
Air Products & Chemicals, Inc.	156	7,215
CF Industries Holdings, Inc.	43	2,766
Dow Chemical Co./The	691	4,948
Eastman Chemical Co.	54	1,109
Ecolab, Inc.	124	3,941
EI Du Pont de Nemours & Co.	674	12,644
International Flavors & Fragrances, Inc.	59	1,552
Monsanto Co.	408	31,118
PPG Industries, Inc.	123	3,820
Praxair, Inc.	230	13,053
Rohm & Haas Co.	92	4,791
Sigma-Aldrich Corp.	92	3,284
		90,241
Construction Materials – 0.1%
Vulcan Materials Co.	82	3,396

See notes to financial statements.

Allstate Large Cap Index Fund
8

Common Stocks (continued)

	Shares	Value
MATERIALS (continued)
Containers & Packaging – 0.2%
Ball Corp.	71	$2,860
Bemis Co., Inc.	75	1,393
Owens-Illinois, Inc.*	127	1,958
Pactiv Corp.*	99	1,567
Sealed Air Corp.	117	1,306
		9,084
Metals & Mining – 0.8%
AK Steel Holding Corp.	83	513
Alcoa, Inc.	597	3,719
Allegheny Technologies, Inc.	72	1,416
Freeport-McMoRan Copper & Gold, Inc.	293	8,913
Newmont Mining Corp.	363	15,112
Nucor Corp.	234	7,874
Titanium Metals Corp.	63	368
United States Steel Corp.	86	1,692
		39,607
Paper & Forest Products – 0.1%
International Paper Co.	325	1,849
MeadWestvaco Corp.	128	1,196
Weyerhaeuser Co.	157	3,793
		6,838
		149,166
TELECOMMUNICATION SERVICES – 4.0%
Diversified Telecommunication Services – 3.7%
AT&T, Inc.	4,404	104,683
CenturyTel, Inc.	75	1,975
Embarq Corp.	107	3,742
Frontier Communications Corp.	232	1,670
Qwest Communications International, Inc.	1,095	3,712
Verizon Communications, Inc.	2,122	60,540
Windstream Corp.	328	2,447
		178,769
Wireless Telecommunication Services – 0.3%
American Tower Corp.*	297	8,649
Sprint Nextel Corp.	2,135	7,024
		15,673
		194,442
UTILITIES – 4.4%
Electric Utilities – 2.5%
Allegheny Energy, Inc.	125	2,955
American Electric Power Co., Inc.	301	8,443
Duke Energy Corp.	957	12,891
Edison International	242	6,587

	Shares	Value
Entergy Corp.	142	$9,569
Exelon Corp.	495	23,374
FirstEnergy Corp.	229	9,746
FPL Group, Inc.	308	13,962
Pepco Holdings, Inc.	162	2,430
Pinnacle West Capital Corp.	75	1,970
PPL Corp.	281	7,837
Progress Energy, Inc.	199	7,049
Southern Co.	579	17,549
		124,362
Gas Utilities – 0.2%
EQT Corp.	98	3,013
Nicor, Inc.	36	1,130
Questar Corp.	129	3,719
		7,862
Independent Power Producers & Energy Traders – 0.1%
AES Corp./The*	502	3,163
Constellation Energy Group, Inc.	150	2,964
Dynegy, Inc.*	378	491
		6,618
Multi-Utilities – 1.6%
Ameren Corp.	157	3,733
Centerpoint Energy, Inc.	261	2,694
CMS Energy Corp.	169	1,869
Consolidated Edison, Inc.	207	7,495
Dominion Resources, Inc.	437	13,189
DTE Energy Co.	120	3,212
Integrys Energy Group, Inc.	57	1,371
NiSource, Inc.	205	1,794
PG&E Corp.	269	10,281
Public Service Enterprise Group, Inc.	381	10,398
SCANA Corp.	90	2,712
Sempra Energy	181	7,524
TECO Energy, Inc.	159	1,525
Wisconsin Energy Corp.	87	3,464
Xcel Energy, Inc.	338	5,997
		77,258
		216,100
TOTAL COMMON STOCKS (cost $7,819,969)		4,780,123

See notes to financial statements.

Allstate Large Cap Index Fund
9

PORTFOLIO OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments – 2.6%

	Shares	Value
INVESTMENT COMPANIES – 2.6%
State Street Institutional Treasury Money Market Fund (cost $125,979)	125,979	$125,979
TOTAL INVESTMENTS – 101.0% (cost $7,945,948)		4,906,102
OTHER ASSETS LESS LIABILITIES – (1.0)%		(49,490)
NET ASSETS – 100.0%		$4,856,612

*  Non-income producing security.

(a)  Affiliated security.

See notes to financial statements.

Allstate Large Cap Index Fund
10

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009 (Unaudited)

Assets
Investments in securities:
Unaffiliated issuers, at value (cost $7,928,537)	$4,899,370
Affiliated issuers, at value (cost $17,411)	6,732
Receivable due from Adviser	30,775
Dividends and interest receivable	20,581
Receivable for investment securities sold	4,927
Receivable for capital stock sold	603
Other assets	3,574
Total Assets	4,966,562
Liabilities
Legal fee payable	26,902
Custody and accounting fee payable	20,928
Audit and tax fee payable	18,512
Administration fee payable	16,486
Printing fee payable	10,439
Trustees' fees payable	7,975
Payable for investment securities purchased	3,227
Transfer Agent fee payable	1,357
Registration fee payable	84
Accrued expenses and other liabilities	4,040
Total liabilities	109,950
Net Assets	$4,856,612
Composition of Net Assets
Paid-in capital	$8,076,502
Undistributed net investment income	28,135
Accumulated net realized loss on investment transactions	(208,179)
Net unrealized depreciation on investments	(3,039,846)
Net Assets	$4,856,612
Net Assets	$4,856,612
Shares Outstanding, unlimited shares authorized with no par value	871,856
Net Asset Value and redemption price per share	$5.57

See notes to financial statements.

Allstate Large Cap Index Fund
11

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2009 (Unaudited)

Investment Income
Dividends	$79,966
Interest	369
Dividend income from affiliate	267
Total income	80,602
Expenses
Administration fee	113,099
Custody and accounting fees	69,167
Legal	53,811
Compliance services	40,678
Trustees' fees	25,474
Audit and tax fees	15,093
Printing	12,537
Offering expense	10,391
Insurance	9,441
Miscellaneous	8,783
Total expenses	358,474
Less: expenses reimbursed by the adviser (see Note 3)	(355,821)
Net expenses	2,653
Net investment income	77,949
Realized and Unrealized Loss on Investment Transactions
Net realized loss on investment transactions	(197,661)
Net realized loss on affiliated investments	(207)
Net change in unrealized appreciation/(depreciation) of investments	(2,802,440)
Net change in unrealized appreciation/(depreciation) of affiliated investments	(9,649)
Net loss on investment transactions	(3,009,957)
Net Decrease in Net Assets from Operations	$(2,932,008)

See notes to financial statements.

Allstate Large Cap Index Fund
12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$77,949	$43,314
Net realized loss on investment transactions	(197,868)	(3,214)
Net change in unrealized appreciation/(depreciation) of investments	(2,812,089)	(227,757)
Net decrease in net assets from operations	(2,932,008)	(187,657)
Dividends and Distributions to Shareholders from:
Net investment income	(69,965)	(22,616)
Net realized gain on investment transactions	(7,644)	—
Capital Stock Transactions
Net increase (Note 5)	1,489,457	6,574,545
Total increase (decrease)	(1,520,160)	6,364,272
Net Assets
Beginning of period	6,376,772	12,500 (b)
End of period	$4,856,612	$6,376,772
Undistributed net investment income at end of period	$28,135	$20,151

(a)  Commencement of operations was April 15, 2008.

(b)  Amount represents seed capital.

See notes to financial statements.

Allstate Large Cap Index Fund
13

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended February 28, 2009 (Unaudited)	April 15, 2008(a) to August 31, 2008
Net asset value, beginning of period	$9.65	$10.00
Income From Investment Operations
Net investment income(b)	0.10	0.07
Net realized and unrealized loss on investment transactions	(4.08)	(0.38)
Net decrease in net asset value from operations	(3.98)	(0.31)
Less: Dividends and Distributions
Dividends from net investment income	(0.09)	(0.04)
Distributions from net realized gain on investment transactions	(0.01)	—
Total dividends and distributions	(0.10)	(0.04)
Net asset value, end of period	$5.57	$9.65
Total Return
Total investment return based on net asset value(c)	(41.47)%	(3.12)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,857	$6,377
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	0.10%	0.25%
Expenses, before waivers/reimbursements(d)	13.52%	20.80%
Net investment income(d)	2.94%	1.96%
Portfolio turnover rate(e)	5%	3%

(a)  Commencement of operations was April 15, 2008.

(b)  Based on average shares outstanding.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Not annualized.

See notes to financial statements.

Allstate Large Cap Index Fund
14

NOTES TO FINANCIAL STATEMENTS

As of February 28, 2009 (Unaudited)

1. Organization

The Allstate Financial Investment Trust (the "Trust"), comprises eight funds: Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund, Allstate ClearTarget 2015 Retirement Fund, Allstate ClearTarget 2020 Retirement Fund, Allstate ClearTarget 2030 Retirement Fund, Allstate ClearTarget 2040 Retirement Fund, Allstate ClearTarget 2050 Retirement Fund (the "ClearTarget Retirement Funds") and the Allstate Large Cap Index Fund (each a "Fund" and collectively, the "Funds"). This report relates only to Allstate Large Cap Index Fund. The Trust was established as a Delaware statuatory trust on November 16, 2007, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end investment company. The Funds commenced operations on April 15, 2008.

The investment objective of the Allstate Large Cap Index Fund is to seek to track the performance of the S&P 500 Index as a benchmark that measures the investment return of U.S. large-capitalization stocks.

2. Significant Accounting Policies

Use of Estimates

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and those differences could be material.

Portfolio Valuation

For securities traded on an exchange, the market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price. Foreign equity securities that trade in the U.S. are valued as of the close of trading on the primary U.S. exchange or market on which they trade; otherwise, foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. Securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when the Fund's net asset value ("NAV") is computed are valued at fair value as determined in good faith under the supervision of the Board of Trustees and in accordance with the Allstate Funds' valuation procedures. The value of fair-valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair-valued security will be sold at the price at which the Fund is carrying the security.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy of inputs is summarized below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total February 28, 2009
Allstate Large Cap Index Fund	$4,906,102	$—	$—	$4,906,102

Allstate Large Cap Index Fund
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Expenses

Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a specific fund are allocated among the Funds in the Trust based on the number of share classes, average net assets or evenly among the funds, whichever is more applicable.

Offering Costs

Offering costs of $18,665 were incurred by the Allstate Large Cap Index Fund in connection with the offering of the Fund's shares. Offering costs are accounted for as deferred costs until operations begin. Offering costs include registration fees and legal fees related to the preparation of the initial registration statement. Offering costs are then amortized to expense over twelve months on a straight-line basis. Offering costs of $10,391 were amortized to expense during the six months ended February 28, 2009. Registration fees and initial prospectus charges were based on the number of classes in a Fund. Other offering costs were allocated one-eighth to each Fund in the Trust.

Federal Income Taxes

The Fund qualifies as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. The Fund has adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Fund has reviewed the tax positions as of February 28, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax return for the prior fiscal year remains subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly (if available). The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

3. Management Fees and Other Expenses

Under the Investment Management Agreement, Allstate Institutional Advisors, LLC (the "Adviser") selects one or more subadvisers to manage the Fund's portfolio. Currently, the Fund pays no investment management fee.

The Adviser has engaged Allstate Investment Management Company ("AIMCO"), a wholly owned subsidiary of Allstate Non-Insurance Holdings Inc., which is a wholly owned subsidiary of The Allstate Corporation, as subadviser to manage the investment portfolio of the Allstate Large Cap Index Fund. The Adviser compensates AIMCO for sub-advising Allstate Large Cap Index Fund.

Transactions with Affiliates

The Fund invests in an affilated company, the Allstate Corporation. Amounts relating to this investment at February 28, 2009 and for the period then ended are:

Purchases		Sales		Market Value at	Dividend	Realized
Cost	Shares	Proceeds	Shares	2/28/09	Income	Loss
$2,931	101	$425	13	$6,732	$267	$(207)

Expense Limitations

The Adviser has contractually agreed to reimburse, through December 31, 2011, a portion of the Allstate Large Cap Index Fund's operating expenses (excluding interest, taxes, brokerage expenses, other investment-related expenses, and extraordinary expenses) to maintain the annual expenses at 0.10% of average daily net assets.

Allstate Large Cap Index Fund
16

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The amounts subject to possible reimbursement under the expense limitation agreement at February 28, 2009 were as follows:

Expenses Subject to Possible Recapture until August 31, 2011	$453,164
Expenses Subject to Possible Recapture until August 31, 2012	$355,821
Total	$808,985

Administrator

State Street Bank and Trust Company ("State Street') serves as administrator for the Trust pursuant to an administration agreement (the "Administration Agreement") with the Trust. Under the Administration Agreement, State Street is responsible for (i) the general administrative duties associated with the day-to-day operations of the Trust; (ii) conducting relations with the custodian, independent registered public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing the office facilities and sufficient personnel required by it to perform such administrative services. The Fund may invest in a State Street money market fund for cash management purposes.

Transfer Agent

Boston Financial Data Services, Inc., an affiliate of State Street, acts as the transfer agent and dividend disbursing agent of the Trust. As transfer agent and dividend disbursing agent, the transfer agent maintains an account for each shareholder of record of the Trust and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

Custodian

State Street serves as custodian of the assets of the Trust pursuant to a custodian agreement (the "Custody Contract") with the Trust. Under the Custody Contract, State Street holds and transfers portfolio securities on account of the Trust, provides fund accounting and keeps all necessary records and documents, and performs other duties, all as directed by authorized persons. Portfolio securities purchased in the United States are maintained in the custody of State Street or other domestic banks or depositories.

4. Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2009 including affiliates were as follows:

Purchases	Sales
$1,726,286	$294,302

5. Capital Stock

Transactions in capital shares were as follows:

	Shares			Amount
	Six Months Ended February 28, 2009	April 15, 2008(a) to August 31, 2008		Six Months Ended February 28, 2009	April 15, 2008(a) to August 31, 2008
Shares sold	243,612	695,422	(b)	$1,708,035	$6,919,642	(b)
Shares issued in reinvestment of dividends and distributions	10,531	—		77,609	—
Shares redeemed	(43,261)	(35,698)		(296,187)	(345,097)
Net increase	210,882	659,724		$1,489,457	$6,574,545

(a)  Commencement of operations.

(b)  Does not include seed shares of 1,250 or seed dollars of $12,500.

Allstate Large Cap Index Fund
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

6. Income Tax Information

Income, dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The tax character of distributions paid for the period April 15, 2008 (commencement of operations) through August 31, 2008 were as follows:

Distributions paid from:
Ordinary income	$22,616
Long-term capital gains	—
Total distributions paid	$22,616

The cost of investments, gross unrealized appreciation and unrealized depreciation as of Feburary 28, 2009 are as follows:

	Gross Unrealized		Net Unrealized
Cost	Appreciation	(Depreciation)	Depreciation
$7,945,948	$3,998	$(3,043,844)	$(3,039,846)

As determined on August 31, 2008, permanent differences resulting from non-deductible tax adjustments were reclassified at year end. The reclassification had no effect on net income, net assets or net asset value per share.

As of August 31, 2008, the tax basis of components of accumulated earnings were as follows:

Undistributed Ordinary Income	Undistributed Capital Gains	Net Unrealized Depreciation on Investments
$27,764	$546	$(238,583)

The differences between book and tax distributable earnings are primarily due to wash sales and real estate investment trust basis adjustments.

The tax character of current year distributions will be determined at the end of the current fiscal year.

7. New Accounting Pronouncement

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities", an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

8. Concentration of Ownership

The Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 28, 2009, there were five owners of record of 5% or more of the total outstanding shares of the Fund, owning 91%.

9. Subsequent Event

The Board of Trustees of the Trust has approved a Plan of Liquidation (the "Plan"), which calls for the complete liquidation (the "Liquidation") of the Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund, Allstate ClearTarget 2015 Retirement Fund, Allstate ClearTarget 2020 Retirement Fund, Allstate ClearTarget 2030 Retirement Fund, Allstate ClearTarget 2040 Retirement Fund, Allstate ClearTarget 2050 Retirement Fund, and Allstate Large Cap Index Fund, each a series of the Trust.

Pursuant to the Plan, the net redemption proceeds from each Fund's liquidation of all of its underlying assets will be distributed to its respective remaining shareholders on or about June 30, 2009 ("Liquidation Date"). During the course of implementation of the Plan, the Funds may not meet their respective investment objectives. The Board of Trustees of the Trust approved the Liquidation based upon the recommendation of Allstate Institutional Advisors, LLC, investment adviser to the Funds.

Allstate Large Cap Index Fund
18

OTHER INFORMATION (Unaudited)

TAX INFORMATION

Please contact your tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-877-663-3232.

PROXY VOTING RECORD

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-877-663-3232 or the Securities and Exchange Commission's website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, by calling 1-877-663-3232; and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

FORM N-Q

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form is available on the SEC's website at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330

OTHER

In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been made. However, the Trust expects the risk of loss to be remote.

Allstate Large Cap Index Fund
19

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AFITSAR2

Item 2:  Code of Ethics.

Not required.

Item 3:  Audit Committee Financial Expert.

Not required.

Item 4.  Principal Accountant Fees and Services.

Not required.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Shareholders may recommend nominees to the Registrant’s Board of Trustees by sending a resume of the candidate by U.S. Mail or courier service to the Secretary of the Registrant for the attention of the Chairman of the Nominating and Governance Committee.

Item 11.  Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not required.

(a)(2)	The certifications required by Rule 30a-2 of the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALLSTATE FINANCIAL INVESTMENT TRUST

By:	/s/ Frederick F. Cripe
Frederick F. Cripe, President
Allstate Financial Investment Trust

Date:	May 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Frederick F. Cripe
Frederick F. Cripe, President
Allstate Financial Investment Trust

Date:	May 1, 2009

By:	/s/ Darryl Baltimore
Darryl Baltimore, Treasurer
Allstate Financial Investment Trust

Date:	May 1, 2009